UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

ITEM 1.    REPORTS TO STOCKHOLDERS.

MAR    03.31.15

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MICHIGAN PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

May 10, 2015

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AB Municipal Income Fund II (the “Fund”) for the semi-annual reporting period ended March 31, 2015. Effective January 20, 2015, the Fund’s name changed from AllianceBernstein Municipal Income Fund II to AB Municipal Income Fund II. The Fund has eight portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (together, the “Portfolios”).

Investment Objectives and Policies

The eight Portfolios, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from Federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein L.P. (the “Adviser”) considers to be undue risk. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and derivatives, such as options, futures, forwards and swaps.

Investment Results

The tables on pages 7-9 show performance for each Portfolio compared to its national benchmark, the Barclays Municipal Bond Index, which represents the municipal market, for the six- and 12-month periods ended March 31, 2015.

For the six-month period ended March 31, 2015, all share classes of the AB Massachusetts, AB Michigan and AB Pennsylvania Portfolios outperformed the benchmark for the six-month period; Class A shares of the AB Arizona, AB Ohio and AB Virginia Portfolios outperformed, while all other share classes underperformed. All share classes of the AB Minnesota and AB New Jersey Portfolios underperformed the benchmark.

For the 12-month period ended March 31, 2015, all share classes of the AB Massachusetts, AB Minnesota, AB New Jersey, AB Ohio and AB Pennsylvania Portfolios underperformed the benchmark; Class A shares of the AB Arizona, AB Michigan and AB Virginia Portfolios outperformed the benchmark, while all other share classes underperformed.

During both periods, all Portfolios benefited from an overweight to medium-grade, A- and BBB-rated bonds, while an underweight to longer-maturity bonds detracted from performance of all Portfolios.

AB Arizona Portfolio – For the six-month period, security selection within the water, transportation, special tax and insured sectors contributed to performance, as did an underweight in the

AB MUNICIPAL INCOME FUND II •	1

general obligation (“G.O.”) state sector and overweight in the insured sector. Security selection within the power sector, an overweight in the special tax sector and an underweight in health care detracted from returns. During the 12-month period, security selection within the special tax, leasing, transportation, insured and G.O. local sectors contributed to performance, as did an underweight in the G.O. state sector. Security selection within power and education, an overweight in the special tax sector and an underweight in health care detracted from performance.

AB Massachusetts Portfolio – For the six-month period, security selection within the education, transportation, water and housing sectors contributed to performance. An underweight in the G.O. state sector also contributed. The Portfolio’s overweight position and security selection in the pre-refunded sector detracted from performance. During the 12-month period, security selection within the power and pre-refunded sectors, along with an overweight in the pre-refunded sector, detracted from performance. Security selection in the education, special tax and transportation sectors contributed to performance. An underweight in the G.O. state sector also had a positive impact on returns.

AB Michigan Portfolio – For the six-month period, security selection within the leasing, G.O. local and special tax sectors contributed to performance, as did an overweight in the G.O. state sector and underweight in health care. Security selection in the water sector detracted from performance. During the 12-month period, underweights in the G.O. state and pre-refunded sectors, and an overweight position in health care contributed to performance. Security selection within special tax, G.O. local, leasing, water and health care further contributed to returns. An underweight in the transportation sector and security selection within the power sector detracted from performance.

AB Minnesota Portfolio – For the six-month period, security selection within the insured, G.O. local and special tax sectors detracted from performance, while security selection in the education sector contributed. An overweight in the G.O. state sector and underweight in health care also had a positive impact on performance. During the 12-month period, an underweight in transportation and security selection within the leasing and insured sectors detracted from performance. Security selection in the education sector contributed positively to performance, as did an underweight in the G.O. local sector and overweight in health care.

AB New Jersey Portfolio – For the six-month period, security selection within the pre-refunded and transportation sectors detracted from performance; an overweight in the pre-refunded sector also negatively impacted returns. The Portfolio’s underweight in the G.O. state sector and security selection within industrials contributed positively to performance. During the 12-month period, security selection in the power, education, pre-refunded and leasing sectors detracted from performance, as did an overweight in the pre-refunded

2	• AB MUNICIPAL INCOME FUND II

sector. Security selection within the special tax and health care sectors, and an underweight in the G.O. sector contributed to performance.

AB Ohio Portfolio – For the six-month period, security selection in the leasing sector and underweight in the G.O. state sector contributed to performance, while security selection within the power, water and pre-refunded sectors detracted. During the 12-month period, security selection within the power, pre-refunded and water sectors detracted from performance, as did an overweight position in the pre-refunded sector. Security selection in the special tax, health care and leasing sectors, and underweight in the G.O. state sector, contributed positively to performance.

AB Pennsylvania Portfolio – For the six-month period, security selection within the education, special tax and housing sectors contributed to performance, as did underweight in the G.O. state sector; security selection and underweight position in the health care sector detracted. During the 12-month period, security selection in the power, health care and G.O. state sectors, and underweight in health care, detracted from performance. Security selection within the special tax, G.O. local and education sectors contributed positively to performance, as did an underweight in the G.O. state sector.

AB Virginia Portfolio – For the six-month period, security selection within the special tax, water, G.O. local, education and industrials sectors contributed to performance; an overweight in health care and underweight in the G.O. state sector also had a positive impact on returns. Security selection in the pre-refunded and health care sectors detracted from performance. During the 12-month period, security selection within transportation, special tax and education contributed positively to performance, as did an underweight in the G.O. state sector and overweight in health care. Security selection in the pre-refunded sector detracted from performance.

The AB Massachusetts, AB Minnesota, AB New Jersey, AB Ohio and AB Virginia Portfolios used derivatives in the form of interest rate swaps for both periods for hedging purposes, which had no material impact on performance.

Market Review and Investment Strategy

Bond markets experienced substantial volatility during the 12-month period ended March 31, 2015. Oil prices plunged, prompting concerns about global economic growth and deflation in many oil-producing regions. So far in 2015, more than 20 central banks worldwide eased monetary policy and several have engaged in some form of quantitative easing. In response, 10-year Treasury yields fell 57 basis points during the six-month period and 79 basis points over the 12-month period. High-grade municipal yields fell by 21 basis points and 53 basis points, respectively, over those same time periods. While long-maturity bond yields have fallen, the market has also started to anticipate an increase in the U.S. Federal Funds target rate;

AB MUNICIPAL INCOME FUND II •	3

consequently, short-maturity municipal yields rose over the six- and 12-month periods. Investor demand for municipals has remained positive, but new supply also increased as municipal issuers sold bonds to lower their interest costs by refinancing existing bonds.

Mid-grade and high-yield municipal bonds outperformed comparable high-grade credits as investors seemed to view lower oil prices and easy monetary policy globally to be ultimately beneficial to the health of the U.S. economy.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline. As of March 31, 2015, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been pre-refunded are as follows:

Portfolio	Insured Bonds*	Pre-refunded/ ETM† Bonds*
Arizona	29.66%	0.00%
Massachusetts	10.04%	3.80%
Michigan	17.60%	0.00%
Minnesota	9.63%	0.00%
New Jersey	24.19%	11.32%
Ohio	15.61%	1.04%
Pennsylvania	15.75%	2.08%
Virginia	9.93%	0.80%

*	Breakdowns expressed as a percentage of investments in municipal bonds.

†	Escrowed to maturity.

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios.

4	• AB MUNICIPAL INCOME FUND II

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged Barclays Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of its assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of municipal securities issued in Puerto Rico or placed them on a “negative watch”. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Portfolios could be adversely affected.

Tax Risk: There is no guarantee that all of the Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of shares of the

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Portfolios as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolios are subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6	• AB MUNICIPAL INCOME FUND II

Disclosures and Risks

HISTORICAL PERFORMANCE

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2015 (unaudited)

	NAV Returns
AB ARIZONA PORTFOLIO	6 Months	12 Months
Class A	2.65%	6.81%

Class B*	2.38%	6.17%

Class C	2.38%	6.17%

Barclays Municipal Bond Index	2.40%	6.62%

	NAV Returns
AB MASSACHUSETTS PORTFOLIO	6 Months	12 Months
Class A	3.13%	6.58%

Class B*	2.77%	5.84%

Class C	2.77%	5.75%

Barclays Municipal Bond Index	2.40%	6.62%

	NAV Returns
AB MICHIGAN PORTFOLIO	6 Months	12 Months
Class A	2.93%	7.11%

Class B*	2.47%	6.27%

Class C	2.47%	6.27%

Barclays Municipal Bond Index	2.40%	6.62%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2015 (unaudited)

	NAV Returns
AB MINNESOTA PORTFOLIO	6 Months	12 Months
Class A	2.32%	6.16%

Class B*	1.95%	5.31%

Class C	1.95%	5.41%

Barclays Municipal Bond Index	2.40%	6.62%

	NAV Returns
AB NEW JERSEY PORTFOLIO	6 Months	12 Months
Class A	2.28%	5.45%

Class B*	1.92%	4.72%

Class C	1.91%	4.81%

Barclays Municipal Bond Index	2.40%	6.62%

	NAV Returns
AB OHIO PORTFOLIO	6 Months	12 Months
Class A	2.44%	6.38%

Class B*	2.08%	5.64%

Class C	2.08%	5.53%

Barclays Municipal Bond Index	2.40%	6.62%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

8	• AB MUNICIPAL INCOME FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2015 (unaudited)

	NAV Returns
AB PENNSYLVANIA PORTFOLIO	6 Months	12 Months
Class A	2.82%	6.50%

Class B*	2.45%	5.75%

Class C	2.45%	5.75%

Barclays Municipal Bond Index	2.40%	6.62%

	NAV Returns
AB VIRGINIA PORTFOLIO	6 Months	12 Months
Class A	2.69%	7.06%

Class B*	2.33%	6.32%

Class C	2.33%	6.33%

Barclays Municipal Bond Index	2.40%	6.62%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	9

Historical Performance

AB ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.85%	2.98%
1 Year	6.81%	3.65%
5 Years	4.60%	3.96%
10 Years	4.29%	3.97%

Class B Shares			1.16%	1.87%
1 Year	6.17%	3.17%
5 Years	3.90%	3.90%
10 Years(a)	3.86%	3.86%

Class C Shares			1.17%	1.89%
1 Year	6.17%	5.17%
5 Years	3.90%	3.90%
10 Years	3.58%	3.58%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.65%
5 Years	3.96%
10 Years	3.97%

Class B Shares
1 Year	3.17%
5 Years	3.90%
10 Years(a)	3.86%

Class C Shares
1 Year	5.17%
5 Years	3.90%
10 Years	3.58%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.94%, 1.70%, and 1.70% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios, exclusive of interest expense, 0.78%, 1.53%, and 1.53% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before January 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

10	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.26%	2.04%
1 Year	6.58%	3.34%
5 Years	4.74%	4.10%
10 Years	4.52%	4.20%

Class B Shares			0.55%	0.89%
1 Year	5.84%	2.84%
5 Years	4.02%	4.02%
10 Years(a)	4.09%	4.09%

Class C Shares			0.56%	0.91%
1 Year	5.75%	4.75%
5 Years	4.02%	4.02%
10 Years	3.80%	3.80%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.34%
5 Years	4.10%
10 Years	4.20%

Class B Shares
1 Year	2.84%
5 Years	4.02%
10 Years(a)	4.09%

Class C Shares
1 Year	4.75%
5 Years	4.02%
10 Years	3.80%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.86%, 1.61%, and 1.61% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.77%, 1.52% and 1.52% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before January 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	11

Historical Performance

AB MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.56%	2.51%
1 Year	7.11%	3.92%
5 Years	3.49%	2.87%
10 Years	3.75%	3.44%

Class B Shares			0.85%	1.37%
1 Year	6.27%	3.27%
5 Years	2.77%	2.77%
10 Years(a)	3.32%	3.32%

Class C Shares			0.86%	1.38%
1 Year	6.27%	5.27%
5 Years	2.78%	2.78%
10 Years	3.03%	3.03%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.92%
5 Years	2.87%
10 Years	3.44%

Class B Shares
1 Year	3.27%
5 Years	2.77%
10 Years(a)	3.32%

Class C Shares
1 Year	5.27%
5 Years	2.78%
10 Years	3.03%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.16%, 1.93%, and 1.92% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before January 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

12	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.28%	2.18%
1 Year	6.16%	2.95%
5 Years	4.36%	3.73%
10 Years	4.13%	3.81%

Class B Shares			0.55%	0.94%
1 Year	5.31%	2.31%
5 Years	3.61%	3.61%
10 Years(a)	3.70%	3.70%

Class C Shares			0.58%	0.99%
1 Year	5.41%	4.41%
5 Years	3.62%	3.62%
10 Years	3.39%	3.39%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.95%
5 Years	3.73%
10 Years	3.81%

Class B Shares
1 Year	2.31%
5 Years	3.61%
10 Years(a)	3.70%

Class C Shares
1 Year	4.41%
5 Years	3.62%
10 Years	3.39%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.04%, 1.81%, and 1.79% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before January 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	13

Historical Performance

AB NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.86%	3.14%
1 Year	5.45%	2.26%
5 Years	4.49%	3.87%
10 Years	4.07%	3.76%

Class B Shares			1.16%	1.96%
1 Year	4.72%	1.72%
5 Years	3.77%	3.77%
10 Years(a)	3.63%	3.63%

Class C Shares			1.17%	1.98%
1 Year	4.81%	3.81%
5 Years	3.78%	3.78%
10 Years	3.35%	3.35%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.26%
5 Years	3.87%
10 Years	3.76%

Class B Shares
1 Year	1.72%
5 Years	3.77%
10 Years(a)	3.63%

Class C Shares
1 Year	3.81%
5 Years	3.78%
10 Years	3.35%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.95%, 1.71%, and 1.70% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.57% and 1.57% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before January 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

14	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.73%	2.81%
1 Year	6.38%	3.19%
5 Years	3.79%	3.16%
10 Years	3.88%	3.56%

Class B Shares			1.02%	1.66%
1 Year	5.64%	2.63%
5 Years	3.07%	3.07%
10 Years(a)	3.43%	3.43%

Class C Shares			1.04%	1.69%
1 Year	5.53%	4.52%
5 Years	3.05%	3.05%
10 Years	3.14%	3.14%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.19%
5 Years	3.16%
10 Years	3.56%

Class B Shares
1 Year	2.63%
5 Years	3.07%
10 Years(a)	3.43%

Class C Shares
1 Year	4.52%
5 Years	3.05%
10 Years	3.14%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.97%, 1.72%, and 1.72% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before January 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	15

Historical Performance

AB PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.32%	2.10%
1 Year	6.50%	3.27%
5 Years	4.69%	4.05%
10 Years	4.17%	3.86%

Class B Shares			0.59%	0.94%
1 Year	5.75%	2.75%
5 Years	3.97%	3.97%
10 Years(a)	3.73%	3.73%

Class C Shares			0.62%	0.98%
1 Year	5.75%	4.75%
5 Years	3.96%	3.96%
10 Years	3.44%	3.44%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.27%
5 Years	4.05%
10 Years	3.86%

Class B Shares
1 Year	2.75%
5 Years	3.97%
10 Years(a)	3.73%

Class C Shares
1 Year	4.75%
5 Years	3.96%
10 Years	3.44%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.02%, 1.78%, and 1.77% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before January 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

16	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.35%	2.20%
1 Year	7.06%	3.81%
5 Years	4.84%	4.21%
10 Years	4.54%	4.22%

Class B Shares			0.64%	1.04%
1 Year	6.32%	3.32%
5 Years	4.13%	4.13%
10 Years(a)	4.10%	4.10%

Class C Shares			0.66%	1.08%
1 Year	6.33%	5.33%
5 Years	4.12%	4.12%
10 Years	3.82%	3.82%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.81%
5 Years	4.21%
10 Years	4.22%

Class B Shares
1 Year	3.32%
5 Years	4.13%
10 Years(a)	4.10%

Class C Shares
1 Year	5.33%
5 Years	4.12%
10 Years	3.82%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.62%, and 1.62% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before January 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

AB MUNICIPAL INCOME FUND II •	17

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB Arizona Portfolio

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,026.50	$4.04	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class B
Actual	$1,000	$1,023.80	$7.67	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Class C
Actual	$1,000	$1,023.80	$7.67	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%

18	• AB MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB Massachusetts Portfolio

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,031.30	$4.05	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class B
Actual	$1,000	$1,027.70	$7.68	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Class C
Actual	$1,000	$1,027.70	$7.68	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%

AB Michigan Portfolio

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,029.30	$4.50	0.89%
Hypothetical**	$1,000	$1,020.49	$4.48	0.89%
Class B
Actual	$1,000	$1,024.70	$8.08	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%
Class C
Actual	$1,000	$1,024.70	$8.08	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

AB Minnesota Portfolio

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,023.20	$4.44	0.88%
Hypothetical**	$1,000	$1,020.54	$4.43	0.88%
Class B
Actual	$1,000	$1,019.50	$8.06	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%
Class C
Actual	$1,000	$1,019.50	$8.06	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

AB MUNICIPAL INCOME FUND II •	19

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB New Jersey Portfolio

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.80	$4.34	0.86%
Hypothetical**	$1,000	$1,020.64	$4.33	0.86%
Class B
Actual	$1,000	$1,019.20	$7.90	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%
Class C
Actual	$1,000	$1,019.10	$7.90	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%

AB Ohio Portfolio

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,024.40	$4.19	0.83%
Hypothetical**	$1,000	$1,020.79	$4.18	0.83%
Class B
Actual	$1,000	$1,020.80	$7.81	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Class C
Actual	$1,000	$1,020.80	$7.81	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,028.20	$4.50	0.89%
Hypothetical**	$1,000	$1,020.49	$4.48	0.89%
Class B
Actual	$1,000	$1,024.50	$8.08	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%
Class C
Actual	$1,000	$1,024.50	$8.08	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

20	• AB MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB Virginia Portfolio

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,026.90	$4.04	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class B
Actual	$1,000	$1,023.30	$7.62	1.51%
Hypothetical**	$1,000	$1,017.40	$7.59	1.51%
Class C
Actual	$1,000	$1,023.30	$7.67	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB MUNICIPAL INCOME FUND II •	21

Fund Expenses

BOND RATING SUMMARY*

March 31, 2015 (unaudited)

*	All data are as of March 31, 2015. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

22	• AB MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2015 (unaudited)

*	All data are as of March 31, 2015. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB MUNICIPAL INCOME FUND II •	23

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2015 (unaudited)

*	All data are as of March 31, 2015. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

24	• AB MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2015 (unaudited)

*	All data are as of March 31, 2015. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB MUNICIPAL INCOME FUND II •	25

Bond Rating Summary

AB ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.4%
Long-Term Municipal Bonds – 101.4%
Arizona – 84.2%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 7/01/29	$1,500	$1,792,575
Series 2013A 5.00%, 7/01/37	3,000	3,425,700
Arizona Game & Fish Department & Commission Series 2006 5.00%, 7/01/26	1,000	1,050,350
Arizona Health Facilities Authority (Beatitudes Campus (The)) Series 2007 5.20%, 10/01/37	1,000	987,200
Arizona Health Facilities Authority (Dignity Health Obligated Group) Series 2009D 5.00%, 7/01/28	1,000	1,124,500
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group) Series 2014A 5.00%, 12/01/34	3,000	3,410,850
Arizona State University Series 2014 5.00%, 8/01/33	2,050	2,359,734
City of Glendale AZ Transportation Excise Tax Revenue AGM Series 2015 5.00%, 7/01/30	1,000	1,159,910
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 7/01/28	2,000	2,310,720
City of Mesa AZ (City of Mesa AZ Excise Tax) Series 2013 5.00%, 7/01/32	5,000	5,723,600
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement – Airport) Series 2008A 5.00%, 7/01/26	4,080	4,588,490
Series 2010A 5.00%, 7/01/31	2,000	2,261,060
City of Show Low AZ ACA Series 2000 6.00%, 1/01/18	385	386,294

26	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of Tucson AZ Water System Revenue Series 2012 5.00%, 7/01/28-7/01/29	$2,360	$2,749,348
County of Pima AZ Sewer System Revenue Series 2011B 5.00%, 7/01/26	1,000	1,173,970
AGM Series 2010 5.00%, 7/01/25	2,000	2,319,960
County of Pinal AZ Series 2014 5.00%, 8/01/32	4,540	5,237,889
Dove Mountain Resort Community Facilities District Series 2001 6.75%, 12/01/16	310	296,853
Downtown Phoenix Hotel Corp. (Downtown Phoenix Hotel Corp. Hotel Occupancy Tax) FGIC Series 2005A 5.00%, 7/01/29	1,400	1,416,464
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village) Series 2002 7.375%, 7/01/27	916	918,684
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village) Series 2001A 7.875%, 7/01/25	1,725	1,728,450
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 7/01/38	2,500	2,694,275
Goodyear Industrial Development Authority (Litchfield Park Service Co.) Series 1999 5.95%, 10/01/23	1,995	1,996,875
Greater Arizona Development Authority NATL Series 2005A 5.00%, 8/01/21	1,600	1,623,600
NATL Series 2005B 5.00%, 8/01/25	4,320	4,382,986
Hassayampa Community Facilities District Series 2000 7.50%, 7/01/24	405	406,673

AB MUNICIPAL INCOME FUND II •	27

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (Capitol Mall LLC Lease) AMBAC Series 2005 5.00%, 9/15/25	$4,000	$4,083,920
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies) Series 2012 6.00%, 7/01/32	250	268,930
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/32	2,500	2,737,675
Industrial Development Authority of the County of Pima (The) (Horizon Community Learning Center) Series 2005 5.125%, 6/01/20	1,500	1,501,335
Mohave County Industrial Development Authority (Mohave Prison LLC) Series 2008 8.00%, 5/01/25	2,000	2,319,380
Pima County Regional Transportation Authority Series 2011 5.00%, 6/01/26	4,000	4,687,160
Pinal County Industrial Development Authority (Florence West Prison LLC) ACA Series 2006A 5.25%, 10/01/22	1,400	1,430,464
Salt River Project Agricultural Improvement & Power District Series 2012A 5.00%, 12/01/29	1,500	1,760,535
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	1,000	1,174,450
5.25%, 12/01/22-12/01/23	1,165	1,398,897
State of Arizona COP AGM Series 2008A 5.00%, 9/01/24	6,000	6,592,320
State of Arizona Lottery Revenue AGM Series 2010A 5.00%, 7/01/28	6,000	6,825,240
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.) Series 2014 5.00%, 6/01/44	1,200	1,347,984

28	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Sundance Community Facilities District Assessment District No 1 Series 2002 7.75%, 7/01/22	$526	$526,452
Tucson Airport Authority, Inc. AMBAC Series 2001 5.35%, 6/01/31	6,475	6,497,727
Tucson Industrial Development Authority (University of Arizona) AMBAC Series 2002A 5.00%, 7/15/32	985	985,640
University of Arizona Series 2014 5.00%, 8/01/33	3,765	4,366,911
West Campus Housing LLC (Arizona State University) AMBAC Series 2005 5.00%, 7/01/30	2,200	2,202,200
Western Maricopa Education Center District No 402 Series 2014B 4.50%, 7/01/33-7/01/34	4,940	5,415,350

		113,649,580

District of Columbia – 0.8%
District of Columbia Water & Sewer Authority Series 2014C 5.00%, 10/01/44	1,000	1,150,800

Florida – 1.6%
City of Orlando FL Series 2014A 5.25%, 11/01/33	1,820	2,155,972

Illinois – 4.2%
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	2,360	2,637,300
Illinois Finance Authority (Advocate Health Care Network Obligated Group) Series 2014 5.00%, 8/01/33	1,600	1,843,152
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/28	1,000	1,139,720

		5,620,172

AB MUNICIPAL INCOME FUND II •	29

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45	$500	$503,425

Massachusetts – 0.2%
Commonwealth of Massachusetts NATL Series 2000G 0.12%, 12/01/30(a)(b)	225	211,642

Nebraska – 1.0%
Omaha Public Power District Series 2014A 5.00%, 2/01/32	1,165	1,358,239

New York – 5.1%
New York State Dormitory Authority (New York State Pers Income Tax) Series 2012A 5.00%, 12/15/30(c)	4,655	5,479,633
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 0.435%, 3/01/27(a)(b)	500	473,738
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	820	924,165

		6,877,536

Puerto Rico – 2.8%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	1,855	1,860,213
Series 2008 5.125%, 12/01/27	385	411,338
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group) Series 2000A 6.125%, 11/15/30	1,500	1,540,815

		3,812,366

30	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 1.1%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$840	$1,019,970
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	420	503,370

		1,523,340

Total Investments – 101.4% (cost $130,566,561)		136,863,072
Other assets less liabilities – (1.4)%		(1,904,814)

Net Assets – 100.0%		$134,958,258

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2015 and the aggregate market value of these securities amounted to $685,380 or 0.51% of net assets.

(b)	Variable rate coupon, rate shown as of March 31, 2015.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

As of March 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 29.7% and 0.0%, respectively.

Glossary:

ACA	– ACA Financial Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CFD	– Community Facilities District
COP	– Certificate of Participation
FGIC	– Financial Guaranty Insurance Company
NATL	– National Interstate Corporation

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	31

AB Arizona Portfolio—Portfolio of Investments

AB MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.3%
Long-Term Municipal Bonds – 98.3%
Massachusetts – 82.9%
Boston Water & Sewer Commission Series 2009A 5.00%, 11/01/26	$2,000	$2,300,680
Series 2010A 5.00%, 11/01/29-11/01/30	5,000	5,771,840
City of Fall River MA AGM Series 2008 5.00%, 7/15/28	5,085	5,663,368
City of Springfield MA AGM Series 2007 5.00%, 2/01/17 (Pre-refunded/ETM)	435	470,235
5.00%, 8/01/19	2,565	2,762,018
Commonwealth of Massachusetts Series 2008A 5.00%, 9/01/28	2,800	3,159,688
NATL Series 2000E 0.09%, 12/01/30(a)	1,350	1,269,790
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) Series 2013 5.00%, 6/01/31	2,500	2,924,200
AGM Series 2005A 3.86%, 6/01/20(b)	2,000	2,164,680
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 5/01/31-5/01/32	2,830	3,276,155
Massachusetts Bay Transportation Authority Series 2010B 5.00%, 7/01/28-7/01/29	1,670	1,950,542
Series 2012A 5.00%, 7/01/41	2,850	3,240,393
Massachusetts Clean Water Trust (The) Series 200612 5.00%, 8/01/16 (Pre-refunded/ETM)	3,000	3,186,690
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2009 5.00%, 8/01/25	3,000	3,495,870
Massachusetts Department of Transportation Series 2010B 5.00%, 1/01/26	6,900	7,892,841

32	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency Series 2007G 5.00%, 7/01/17 (Pre-refunded/ETM)	$1,050	$1,151,105
Series 2008 5.00%, 9/01/18 (Pre-refunded/ETM)	6,000	6,831,000
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 7/01/44	7,000	7,875,770
Massachusetts Development Finance Agency (Bentley University) Series 2010 5.00%, 7/01/28	4,500	5,144,715
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/30-10/01/31	3,970	4,462,649
Massachusetts Development Finance Agency (Boston College) Series 2010R-1 5.00%, 7/01/31	3,250	3,745,300
Massachusetts Development Finance Agency (Boston University) Series 2009V-1 5.00%, 10/01/29	3,300	3,764,673
Massachusetts Development Finance Agency (Brandeis University) Series 2008N 5.00%, 10/01/26-10/01/27	3,300	3,722,347
Series 2010O-2 5.00%, 10/01/28	3,500	3,931,480
Massachusetts Development Finance Agency (Children’s Hospital Corp (The)) Series 2014P 5.00%, 10/01/34	1,055	1,222,534
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/38	5,000	5,682,400
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 7/01/32	1,000	1,050,860
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 7/01/27-7/01/32	3,980	4,242,750

AB MUNICIPAL INCOME FUND II •	33

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Partners Healthcare System, Inc.) Series 2007G 5.00%, 7/01/27	$950	$1,030,798
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute) Series 2011 5.00%, 7/01/31	7,000	8,075,690
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2010 5.00%, 10/01/30	5,000	5,847,750
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research) Series 2011 5.00%, 6/01/26	1,460	1,741,605
Series 2011A 5.00%, 6/01/27-6/01/28	3,225	3,821,869
Massachusetts Health & Educational Facilities Authority Series 2007L 5.00%, 7/01/16 (Pre-refunded/ETM)	4,665	4,934,077
Series 2009O 5.75%, 7/01/18 (Pre-refunded/ETM)	5,500	6,356,735
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.) Series 2007A 5.00%, 10/01/32	3,000	3,283,200
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group) Series 2010C 5.375%, 7/01/35	1,005	1,121,530
Massachusetts Health & Educational Facilities Authority (Milford Regional Medical Center Obligated Group) Series 2007E 5.00%, 7/15/22	1,220	1,295,347
Massachusetts Health & Educational Facilities Authority (Northeastern University) Series 2010A 5.00%, 10/01/28-10/01/29	7,025	8,082,664

34	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College) Series 2009A 5.25%, 11/15/23	$2,000	$2,329,880
Massachusetts Health & Educational Facilities Authority (Sterling and Francine Clark Art Institute) Series 2010B 5.00%, 7/01/30	3,860	4,460,770
Massachusetts Health & Educational Facilities Authority (Suffolk University) Series 2009A 6.00%, 7/01/24	2,000	2,325,700
Massachusetts Health & Educational Facilities Authority (Winchester Hospital) Series 2010 5.25%, 7/01/38	2,500	2,744,250
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution) Series 2008B 5.25%, 6/01/26	1,905	2,171,643
5.375%, 6/01/27	3,060	3,494,030
Massachusetts Port Authority Series 2010B 5.00%, 7/01/34	2,750	3,149,877
Series 2012B 5.00%, 7/01/32	1,430	1,654,210
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/32	3,720	4,311,368
Series 2013A 5.00%, 5/15/32	2,500	2,922,475
NATL Series 2005A 5.00%, 8/15/15 (Pre-refunded/ETM)	5,200	5,292,976
Massachusetts State College Building Authority AMBAC Series 2006A 5.00%, 5/01/16 (Pre-refunded/ETM)	2,635	2,769,912
Massachusetts Water Resources Authority Series 2011B 5.00%, 8/01/26-8/01/29	4,425	5,259,613
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 7/01/27	6,000	7,016,940

AB MUNICIPAL INCOME FUND II •	35

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

University of Massachusetts Building Authority Series 20082 5.00%, 5/01/18 (Pre-refunded/ETM)	$6,000	$6,750,900

		204,602,382

Arizona – 2.7%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	4,065	4,424,834
Dove Mountain Resort Community Facilities District Series 2001 6.75%, 12/01/16	275	263,337
Goodyear Industrial Development Authority (Litchfield Park Service Co.) Series 2001 6.75%, 10/01/31	1,160	1,161,172
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	775,137

		6,624,480

California – 0.7%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008 6.25%, 8/15/28	1,055	1,226,459
Series 2008A 5.50%, 8/15/23	360	412,592

		1,639,051

Florida – 1.9%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,000	1,120,620
County of Miami-Dade FL Aviation Revenue (Miami-Dade Intl Airport) Series 2014 5.00%, 10/01/27	3,000	3,519,600

		4,640,220

Georgia – 0.2%
City of Atlanta GA (Eastside Project/Atlanta) Series 2005B 5.60%, 1/01/30	500	505,575

36	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 1.2%
Illinois Finance Authority (Advocate Health Care Network Obligated Group) Series 2014 5.00%, 8/01/33	$1,900	$2,188,743
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax) Series 2005A 5.95%, 3/01/28	339	346,051
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 1/01/24	500	486,340

		3,021,134

Michigan – 1.2%
Michigan Finance Authority (MidMichigan Obligated Group) Series 2014 5.00%, 6/01/34	1,000	1,125,000
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,605	1,747,428

		2,872,428

Nevada – 0.3%
State of Nevada NATL Series 2007B 5.00%, 12/01/17 (Pre-refunded/ETM)	620	688,770

New Jersey – 0.6%
New Jersey Economic Development Authority Series 2014U 5.00%, 6/15/40	1,400	1,487,948

New York – 3.3%
City of New York NY Series 2006J 5.00%, 6/01/16 (Pre-refunded/ETM)	1,080	1,138,525
5.00%, 6/01/22	5	5,265
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28	6,065	6,992,217

		8,136,007

Ohio – 0.5%
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2006 3.625%, 12/01/33	1,295	1,350,413

AB MUNICIPAL INCOME FUND II •	37

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.5%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34	$1,140	$1,254,205

Puerto Rico – 1.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	695	696,258
Series 2008 5.125%, 12/01/27	1,965	2,099,426

		2,795,684

Texas – 0.8%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,090	1,323,532
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	545	653,183

		1,976,715

Wisconsin – 0.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(c)	750	901,575

Total Municipal Obligations (cost $222,941,580)		242,496,587

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.10%(d)(e) (cost $899,248)	899,248	899,248

38	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

U.S. $ Value

Total Investments – 98.7% (cost $223,840,828)	$243,395,835
Other assets less liabilities – 1.3%	3,268,999

Net Assets – 100.0%	$246,664,834

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/01/17	SIFMA	*	3.792%	$710,885

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2015 and the aggregate market value of this security amounted to $1,269,790 or 0.51% of net assets.

(b)	Variable rate coupon, rate shown as of March 31, 2015.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of this security amounted to $901,575 or 0.4% of net assets.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.0% and 3.8%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
BAM	– Build American Mutual
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
SRF	– State Revolving Fund

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	39

AB Massachusetts Portfolio—Portfolio of Investments

AB MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 98.1%
Michigan – 79.5%
City of Detroit MI Series 2010 5.00%, 11/01/30	$2,000	$2,151,620
City of Detroit MI Sewage Disposal System Revenue Series 2012A 5.00%, 7/01/32	2,000	2,144,080
City of Grand Rapids MI Sanitary Sewer System Revenue Series 2012 5.00%, 1/01/30	1,180	1,374,747
City of Holland MI Series 2014A 5.00%, 7/01/33	1,250	1,418,750
Detroit City School District Series 2012A 5.00%, 5/01/31	2,365	2,613,467
Dexter Community Schools AGM Series 2008 5.00%, 5/01/25	2,250	2,509,020
Lansing Community College Series 2012 5.00%, 5/01/32	1,240	1,429,298
Michigan Finance Authority (CHE Trinity Health Obligated Group) Series 2010A 5.00%, 12/01/27	1,000	1,158,630
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue) Series 2014D4 5.00%, 7/01/34	1,000	1,088,680
Michigan Finance Authority (Michigan Finance Authority SRF) Series 2012 5.00%, 10/01/30	1,000	1,175,120
Michigan Finance Authority (Oakwood Obligated Group) Series 2013 5.00%, 8/15/31	1,500	1,702,650
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/31	1,165	1,295,131

40	• AB MUNICIPAL INCOME FUND II

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	$1,875	$2,041,387
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group) Series 2006A 5.25%, 11/15/32	1,600	1,702,352
Michigan State Housing Development Authority (Danbury Superior Ltd. Dividend Housing Association LP) Series 2002A 5.30%, 6/01/35	2,320	2,335,590
Michigan State University Series 2013A 5.00%, 8/15/38	2,000	2,286,000
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 8.50%, 12/01/30(a)	650	622,850
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group) Series 2013 5.50%, 6/01/47	500	517,900
Michigan Strategic Fund (Michigan Strategic Fund State Lease) Series 2011 5.25%, 10/15/31	2,150	2,472,177
Michigan Technological University Series 2012A 5.00%, 10/01/26	1,550	1,807,936
Oakland University Series 2012 5.00%, 3/01/27-3/01/32	2,600	2,965,465
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/18	1,050	941,346
Southfield Library Building Authority (City of Southfield MI) NATL Series 2005 5.00%, 5/01/25	3,340	3,352,692
State of Michigan (State of Michigan Fed Hwy Grant) AGM Series 2007 5.25%, 9/15/26	3,500	3,850,140
Wayne County Airport Authority Series 2014B 5.00%, 12/01/44	1,000	1,107,310

		46,064,338

AB MUNICIPAL INCOME FUND II •	41

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona – 0.3%
Dove Mountain Resort Community Facilities District Series 2001 6.75%, 12/01/16	$170	$162,790

Florida – 1.0%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	500	554,630

Georgia – 2.5%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2014B 5.00%, 1/01/32	1,250	1,451,412

Illinois – 1.3%
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax) Series 2005A 5.95%, 3/01/28	338	345,030
Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2003 6.625%, 3/01/33	467	417,774

		762,804

Massachusetts – 0.8%
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	450	469,787

New York – 2.5%
New York City Water & Sewer System Series 2014D 5.00%, 6/15/39	1,000	1,151,030
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 0.435%, 3/01/27(b)(c)	300	284,243

		1,435,273

Puerto Rico – 5.9%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	1,215	1,218,414

42	• AB MUNICIPAL INCOME FUND II

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2008 5.125%, 12/01/27	$145	$154,920
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group) Series 2000A 6.125%, 11/15/30	2,000	2,054,420

		3,427,754

Tennessee – 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University) Series 2012 5.00%, 11/01/29	400	444,900

Texas – 3.5%
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2014A 5.00%, 12/01/32	1,000	1,185,990
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	470	570,697
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	235	281,648

		2,038,335

Total Municipal Obligations (cost $54,215,498)		56,812,023

	Shares
SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.10%(d)(e) (cost $430,323)	430,323	430,323

Total Investments – 98.9% (cost $54,645,821)		57,242,346
Other assets less liabilities – 1.1%		663,291

Net Assets – 100.0%		$57,905,637

AB MUNICIPAL INCOME FUND II •	43

AB Michigan Portfolio—Portfolio of Investments

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of this security amounted to $622,850 or 1.1% of net assets.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2015 and the aggregate market value of this security amounted to $284,243 or 0.49% of net assets.

(c)	Variable rate coupon, rate shown as of March 31, 2015.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.6% and 0.0%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
NATL	– National Interstate Corporation
SRF	– State Revolving Fund

See notes to financial statements.

44	• AB MUNICIPAL INCOME FUND II

AB Michigan Portfolio—Portfolio of Investments

AB MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 97.4%
Minnesota – 97.4%
Anoka-Hennepin Independent School District No 11 COP Series 2014A 5.00%, 2/01/34	$1,695	$1,915,418
Central Minnesota Municipal Power Agency Series 2012 5.00%, 1/01/22-1/01/32	2,850	3,208,738
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/29-11/01/44	800	913,122
City of Chaska MN Electric Revenue Series 2005A 5.25%, 10/01/25	1,000	1,023,430
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2007 5.00%, 5/01/22	650	695,949
City of Minneapolis MN (Fairview Health Services Obligated Group) AMBAC Series 2005D 5.00%, 11/15/30	1,000	1,024,200
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/30	1,000	1,243,950
City of Minneapolis MN (National Marrow Donor Program) Series 2010 4.875%, 8/01/25	1,170	1,234,373
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care) Series 2010A 5.00%, 8/15/30	1,000	1,014,400
5.25%, 8/15/25-8/15/35	1,500	1,739,515
City of Minnetonka MN (Minnetonka Heights LP) Series 1999A 5.30%, 1/20/27	1,620	1,620,227
City of Rochester MN (Mayo Clinic/Rochester MN) Series 2010D 5.00%, 11/15/38	1,000	1,114,260

AB MUNICIPAL INCOME FUND II •	45

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of Rochester MN Electric Utility Revenue Series 2013B 5.00%, 12/01/43	$1,000	$1,152,340
City of St Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 5/01/30	1,500	1,705,815
City of St Louis Park MN (Park Nicollet Health Services Obligated Group) Series 2009 5.50%, 7/01/29	1,150	1,321,062
City of St Paul MN (City of St Paul MN Sales Tax) Series 2014G 5.00%, 11/01/30-11/01/32	2,900	3,358,163
City of St Paul MN Recreational Facilities Revenue (Highland National Project) Series 2005 5.00%, 10/01/20-10/01/25	2,750	2,814,720
City of White Bear Lake MN (Renova Partners LP) Series 2001 5.60%, 10/01/30	1,000	999,950
County of Hennepin MN Sales Tax Revenue Series 2008B 5.00%, 12/15/23	3,475	3,866,980
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/25	420	499,548
Minneapolis-St Paul Metropolitan Airports Commission Series 2010A 5.00%, 1/01/30	1,250	1,399,037
Series 2012B 5.00%, 1/01/29-1/01/31	1,900	2,195,112
Minnesota Agricultural & Economic Development Board (Essentia Health) AGC Series 2008C-1 5.50%, 2/15/25	1,000	1,166,060
Minnesota Higher Education Facilities Authority (Carleton College) Series 2010D 5.00%, 3/01/30	2,000	2,268,980
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.) Series 2010H 5.125%, 12/01/30	1,000	1,088,120

46	• AB MUNICIPAL INCOME FUND II

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (Gustavus Adolphus College) Series 2010B 5.00%, 10/01/31	$2,770	$3,134,421
Minnesota Higher Education Facilities Authority (St Catherine University) Series 2012S 5.00%, 10/01/32	1,400	1,504,888
Minnesota Higher Education Facilities Authority (St Olaf College) Series 2010 7-F 5.00%, 10/01/20	700	810,726
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis) Series 2009 7-A 5.00%, 10/01/29	1,000	1,145,940
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/32	750	869,100
Moose Lake Independent School District No 97 Series 2015A 4.00%, 2/01/30	1,475	1,591,776
North St Paul-Maplewood-Oakdale Independent School District No 622 AGM Series 2006B 5.00%, 8/01/20	3,425	3,700,473
Northern Municipal Power Agency Series 2010A-2 5.00%, 1/01/23-1/01/24	4,135	4,765,860
St Paul Housing & Redevelopment Authority (Allina Health System) Series 2009 A-2 5.25%, 11/15/28	1,200	1,387,200
St Paul Housing & Redevelopment Authority (Block 19 Ramp Parking Project) Series 2010A 5.00%, 8/01/30	1,870	2,111,323
St Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/29	2,445	2,779,549
St Paul Port Authority (St Paul Port Authority State Lease) Series 2013-3 5.00%, 12/01/24	3,945	4,822,092
State of Minnesota Series 2008A 5.00%, 6/01/21	3,000	3,382,470

AB MUNICIPAL INCOME FUND II •	47

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

State of Minnesota (State of Minnesota Pub Safety Communications) AGC Series 2009 5.00%, 6/01/21	$1,970	$2,276,414
University of Minnesota Series 2014B 4.00%, 1/01/32	2,000	2,132,140
5.00%, 1/01/39	1,500	1,750,515
Waconia Independent School District No 110 Series 2015B 4.00%, 2/01/34	2,545	2,704,266
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 1/01/40	2,500	2,888,200
Woodbury Housing & Redevelopment Authority (St Therese of Woodbury) Series 2014 5.25%, 12/01/49	435	446,915

Total Municipal Obligations (cost $79,514,798)		84,787,737

	Shares
SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.10%(a)(b) (cost $63,296)	63,296	63,296

Total Investments – 97.5% (cost $79,578,094)		84,851,033
Other assets less liabilities – 2.5%		2,160,744

Net Assets – 100.0%		$87,011,777

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$ 3,500	8/01/16	SIFMA*	4.071%	$ 202,579

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

48	• AB MUNICIPAL INCOME FUND II

AB Minnesota Portfolio—Portfolio of Investments

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.6% and 0.0%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
COP	– Certificate of Participation

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	49

AB Minnesota Portfolio—Portfolio of Investments

AB NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.8%
Long-Term Municipal Bonds – 98.8%
New Jersey – 69.6%
Landis Sewage Authority NATL Series 1993 9.907%, 9/19/19(a)	$1,400	$1,601,516
Middlesex County Improvement Authority (Skyline Obligated Group) Series 2001 5.25%, 7/01/21	635	636,391
Morris-Union Jointure Commission COP AGM Series 2013 5.00%, 8/01/26	3,320	3,704,854
New Jersey Economic Development Authority Series 2003A 5.00%, 3/01/24	1,500	1,503,510
Series 2013 5.00%, 3/01/30	4,000	4,288,480
AGM Series 2007U 5.00%, 9/01/17 (Pre-refunded/ETM)	3,540	3,910,461
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 4/01/28	1,000	1,252,590
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 1/01/28	1,000	1,112,900
5.50%, 1/01/27	1,000	1,166,700
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2012 5.00%, 6/01/32	4,000	4,514,680
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 9/15/29	1,165	1,277,667
New Jersey Educational Facilities Authority Series 2005A 5.00%, 7/01/15 (Pre-refunded/ETM)	280	283,304
New Jersey Educational Facilities Authority (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	5,000	5,849,050
New Jersey Educational Facilities Authority (Princeton University) Series 2005A 5.00%, 7/01/23	3,200	3,234,720

50	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Stockton University) Series 2008A 5.50%, 7/01/23	$4,500	$5,084,640
New Jersey Health Care Facilities Financing Authority RADIAN Series 2004A 5.25%, 5/01/23 (Pre-refunded/ETM)	2,085	2,551,456
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 7/01/22	1,000	1,119,080
New Jersey Health Care Facilities Financing Authority (Hackensack University Medical Center) Series 2010 5.00%, 1/01/34	1,940	2,114,794
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	2,100	2,295,909
New Jersey Health Care Facilities Financing Authority (Palisades Medical Center Obligated Group) Series 2013 5.25%, 7/01/31	1,800	2,048,670
New Jersey State Turnpike Authority Series 2013A 5.00%, 1/01/43	5,200	5,800,704
New Jersey Transportation Trust Fund Authority Series 2011B 5.00%, 6/15/42	3,100	3,254,473
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) NATL Series 2006A 5.00%, 6/15/18	3,400	3,540,930
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,229,930
Rutgers The State University of New Jersey Series 2009F 5.00%, 5/01/30	1,000	1,135,810

AB MUNICIPAL INCOME FUND II •	51

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2013L 5.00%, 5/01/30	$4,500	$5,260,770
Tobacco Settlement Financing Corp./NJ Series 20071A 5.00%, 6/01/41	2,000	1,530,640
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 8/15/23	2,885	2,895,011
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,560	4,973,227

		85,172,867

Arizona – 0.2%
Dove Mountain Resort Community Facilities District Series 2001 6.75%, 12/01/16	245	234,610

California – 1.5%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008 6.25%, 8/15/28	1,165	1,354,336
Series 2008A 5.50%, 8/15/23	400	458,436

		1,812,772

Delaware – 1.8%
Delaware River & Bay Authority Series 2014A 5.00%, 1/01/44	1,925	2,181,102

District of Columbia – 2.9%
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	3,070	3,598,439

Florida – 0.1%
Hammock Bay Community Development District Series 2004A 6.15%, 5/01/24	130	131,028

52	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Guam – 0.4%
Guam Government Waterworks Authority Series 2005 6.00%, 7/01/15 (Pre-refunded/ETM)	$500	$506,930

Idaho – 3.3%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 7/15/31	3,600	4,051,332

Illinois – 1.3%
Kane Cook & DuPage Counties School District No U-46 Elgin Series 2015D 5.00%, 1/01/34	1,000	1,124,020
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax) Series 2005A 5.95%, 3/01/28	474	483,859

		1,607,879

Massachusetts – 0.2%
Commonwealth of Massachusetts NATL Series 2000G 0.12%, 12/01/30(a)(b)	200	188,126

New York – 10.8%
City of New York NY Series 2006J 5.00%, 6/01/16 (Pre-refunded/ETM)	950	1,001,481
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 2/15/29	2,040	2,375,294
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 0.435%, 3/01/27(a)(b)	470	445,314
Port Authority of New York & New Jersey Series 2012 5.00%, 7/15/30	4,250	4,891,835
Series 2014 5.00%, 9/01/31	1,100	1,264,593
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	3,175	3,186,875

		13,165,392

AB MUNICIPAL INCOME FUND II •	53

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio – 0.4%
Columbiana County Port Authority (Apex Environmental LLC) Series 2004 10.635%, 8/01/25	$49	$39,011
Series 2004A 7.125%, 8/01/25(c)	500	400,290

		439,301

Pennsylvania – 4.1%
Delaware River Port Authority Series 2010D 5.00%, 1/01/28-1/01/29	4,530	5,059,585

Puerto Rico – 1.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	1,310	1,313,681
Series 2008 5.125%, 12/01/27	305	325,865

		1,639,546

Texas – 0.9%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.) Series 2014A 5.00%, 8/15/34	1,000	1,144,650

Total Municipal Obligations (cost $111,786,955)		120,933,559

	Shares
SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.10%(d)(e) (cost $408,921)	408,921	408,921

Total Investments – 99.1% (cost $112,195,876)		121,342,480
Other assets less liabilities – 0.9%		1,122,558

Net Assets – 100.0%		$122,465,038

54	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA*	4.129%	$203,379

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of March 31, 2015.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2015 and the aggregate market value of these securities amounted to $633,440 or 0.52% of net assets.

(c)	Illiquid security.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 24.2% and 11.3%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
RADIAN	– Radian Asset Assurance Inc.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	55

AB New Jersey Portfolio—Portfolio of Investments

AB OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.8%
Long-Term Municipal Bonds – 98.8%
Ohio – 83.4%
Central Ohio Solid Waste Authority Series 2012 5.00%, 6/01/22 (Pre-refunded/ETM)	$155	$190,050
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	4,500	5,141,340
City of Cleveland OH Series 2012 5.00%, 12/01/28	2,215	2,535,378
City of Cleveland OH (City of Cleveland OH Income Tax) Series 2008 5.25%, 5/15/24	2,500	2,826,025
City of Cleveland OH Airport System Revenue AMBAC Series 2006A 5.00%, 1/01/23	4,000	4,245,800
City of Columbus OH Series 2014A 4.00%, 2/15/28	3,510	3,884,763
Cleveland Department of Public Utilities Division of Public Power NATL Series 2006A 5.00%, 11/15/16 (Pre-refunded/ETM)	1,135	1,219,047
5.00%, 11/15/18	1,030	1,097,104
Cleveland Department of Public Utilities Division of Water NATL Series 2007O 5.00%, 1/01/23	2,500	2,688,750
Cleveland State University Series 2012 5.00%, 6/01/30	3,000	3,417,990
Columbiana County Port Authority (Apex Environmental LLC) Series 2004 10.635%, 8/01/25	49	39,011
Series 2004A 7.125%, 8/01/25(a)	500	400,290
County of Allen OH (Mercy Health/OH) Series 2010B 5.25%, 9/01/27	2,350	2,755,610
County of Cuyahoga OH RADIAN Series 2004 5.00%, 11/15/19	1,850	1,851,961

56	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2010F 5.25%, 12/01/25	$3,200	$3,793,472
County of Cuyahoga OH (County of Cuyahoga OH Sales Tax) Series 2014 5.00%, 12/01/34	1,000	1,173,960
County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 5/20/32	770	770,801
5.80%, 5/20/44	1,150	1,151,253
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 7/01/47	865	841,714
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,625	1,701,326
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/31	4,305	5,050,454
County of Muskingum OH (Genesis Health System Obligated Group) Series 2013 5.00%, 2/15/48	1,000	1,031,430
Cuyahoga Community College District Series 2009C 5.00%, 8/01/24	1,545	1,791,984
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	1,300	1,515,423
Gallia County Local School District Series 2014 5.00%, 11/01/29	2,000	2,376,320
Hamilton City School District NATL Series 2005 5.00%, 12/01/24	1,000	1,007,370
Kent State University Series 2012A 5.00%, 5/01/30-5/01/31	4,005	4,506,511
Miami University/Oxford OH Series 2011 5.00%, 9/01/31	1,000	1,137,530

AB MUNICIPAL INCOME FUND II •	57

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Mount Healthy City School District Series 2015 5.00%, 12/01/33	$1,000	$1,146,630
Northeast Ohio Regional Sewer District Series 2013 5.00%, 11/15/43	3,000	3,438,600
Oak Hills Local School District AGM Series 2005 5.00%, 12/01/25	1,000	1,028,980
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/32	590	666,735
Ohio Higher Educational Facility Commission (University of Dayton) Series 2011A 5.375%, 12/01/30	750	869,580
Ohio State Water Development Authority (FirstEnergy Nuclear Generation LLC) Series 2008C 3.95%, 11/01/32	1,200	1,268,952
Ohio University Series 2013 5.00%, 12/01/32	3,120	3,590,215
Pinnacle Community Infrastructure Financing Authority Series 2004A 6.00%, 12/01/22	1,289	1,297,327
Princeton City School District Series 2014 4.00%, 12/01/31	1,000	1,062,530
5.00%, 12/01/39	750	863,332
RiverSouth Authority Series 2005A 5.00%, 12/01/15 (Pre-refunded/ETM)	3,590	3,705,490
State of Ohio (State of Ohio Lease) Series 2015A 5.00%, 4/01/30	1,500	1,774,470
Summit County Development Finance Authority Series 2012 5.00%, 12/01/25	3,760	4,363,217
Toledo-Lucas County Port Authority (Cargill, Inc.) Series 2004B 4.50%, 12/01/15	2,500	2,563,375
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	1,270	1,588,872

58	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

University of Akron (The) Series 2014A 5.00%, 1/01/32	$4,080	$4,632,350
University of Cincinnati COP NATL Series 2005 5.00%, 6/01/24	4,470	4,492,976

		98,496,298

Arizona – 0.2%
Dove Mountain Resort Community Facilities District Series 2001 6.75%, 12/01/16	235	225,034

California – 0.7%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(b)	750	819,390
State of California Series 2004 5.25%, 4/01/29	5	5,017

		824,407

Florida – 2.4%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,000	1,120,620
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,300	1,470,950
Hammock Bay Community Development District Series 2004A 6.15%, 5/01/24	190	191,503

		2,783,073

Georgia – 0.4%
City of Atlanta GA (Eastside Project/Atlanta) Series 2005B 5.60%, 1/01/30	500	505,575

Illinois – 3.2%
Illinois State Toll Highway Authority Series 2013A 5.00%, 1/01/32	2,250	2,538,922
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax) Series 2005A 5.95%, 3/01/28	486	496,109

AB MUNICIPAL INCOME FUND II •	59

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2003 6.625%, 3/01/33	$902	$806,920

		3,841,951

Massachusetts – 0.5%
Commonwealth of Massachusetts NATL Series 2000G 0.12%, 12/01/30(c)(d)	625	587,895

New York – 4.0%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29	3,365	3,866,150
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	745	839,637

		4,705,787

Puerto Rico – 0.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2008 5.125%, 12/01/27	375	400,654

Tennessee – 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University) Series 2012 5.00%, 11/01/29	630	700,718

Texas – 3.1%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,000	1,144,650
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2014 5.00%, 9/01/31	1,025	1,162,288
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	740	898,545

60	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	$370	$443,445

		3,648,928

Total Investments – 98.8% (cost $111,082,211)		116,720,320
Other assets less liabilities – 1.2%		1,415,040

Net Assets – 100.0%		$118,135,360

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/01/16	SIFMA*	4.071%	$208,367

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of this security amounted to $819,390 or 0.7% of net assets.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2015 and the aggregate market value of this security amounted to $587,895 or 0.50% of net assets.

(d)	Variable rate coupon, rate shown as of March 31, 2015.

As of March 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.6% and 1.0%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
RADIAN	– Radian Asset Assurance Inc.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	61

AB Ohio Portfolio—Portfolio of Investments

AB PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.6%
Long-Term Municipal Bonds – 99.6%
Pennsylvania – 83.3%
Adams County Industrial Development Authority (Gettysburg College) Series 2010 5.00%, 8/15/25	$1,090	$1,260,400
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA) Series 2006 5.00%, 9/01/21	500	514,400
Allegheny County Sanitary Authority NATL Series 2005A 5.00%, 12/01/24	3,490	3,587,127
Bensalem Township School District Series 2013 5.00%, 6/01/30	3,345	3,884,582
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/29	1,255	1,416,795
Carlisle Area School District Series 2011 5.00%, 9/01/25	4,000	4,671,720
Chester Water Authority Series 2014 5.00%, 12/01/32	1,410	1,646,231
City of Philadelphia PA Series 2014A 5.25%, 7/15/31	2,500	2,918,425
City of Pittsburgh PA AGM Series 2006C 5.25%, 9/01/16 (Pre-refunded/ETM)	2,000	2,139,300
Commonwealth of Pennsylvania Series 2013 5.00%, 4/01/28	2,800	3,266,424
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45	300	323,916
Delaware County Authority (Elwyn) Series 2010 5.00%, 6/01/25	1,645	1,749,902
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 5/01/30	2,070	2,398,757

62	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Delaware River Port Authority Series 2010D 5.00%, 1/01/29	$4,470	$4,994,465
Montgomery County Industrial Development Authority/PA (New Regional Medical Center, Inc.) Series 2010 5.25%, 8/01/33	735	849,903
New Wilmington Municipal Authority (Westminster College/PA) RADIAN Series 2007 5.00%, 5/01/27	1,040	1,094,038
Norristown Area School District COP Series 2012 5.00%, 4/01/32	1,000	1,061,740
Northampton County General Purpose Authority (Lafayette College) Series 2013A 5.00%, 11/01/32	2,000	2,308,680
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The)) Series 2012A 5.00%, 11/01/32	2,000	2,189,760
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College) Series 2014 5.00%, 12/01/44	1,000	1,155,730
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University) Series 2010 5.00%, 3/01/27-3/01/28	2,850	3,231,814
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) AMBAC Series 2005A 5.00%, 8/15/20	2,000	2,033,740
Pennsylvania Industrial Development Authority Series 2008 5.50%, 7/01/18 (Pre-refunded/ETM)	130	148,986
5.50%, 7/01/23	930	1,053,997
Pennsylvania Intergovernmental Cooperation Authority Series 2009 5.00%, 6/15/23	4,000	4,602,960

AB MUNICIPAL INCOME FUND II •	63

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Series 2010B2 5.00%, 12/01/30(a)	$2,185	$2,323,354
Philadelphia Authority for Industrial Development (Children’s Hospital of Philadelphia Obligated Group) Series 2014A 5.00%, 7/01/42	1,000	1,145,080
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(b)	350	262,500
Philadelphia Gas Works Co. Series 20109 5.00%, 8/01/30	2,000	2,238,000
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	3,136,202
Pittsburgh Public Parking Authority (The) NATL Series 2005A 5.00%, 12/01/19	2,435	2,506,565
Reading Area Water Authority Series 2011 5.00%, 12/01/31	1,000	1,117,340
School District of Philadelphia (The) Series 2011E 5.25%, 9/01/23	4,000	4,554,760
Sports & Exhibition Authority of Pittsburgh and Allegheny County AGM Series 2010 5.00%, 2/01/31	1,075	1,202,549
State Public School Building Authority (School District of Philadelphia State Lease) NATL Series 2005 5.00%, 5/15/26	1,775	1,783,147
Township of Lower Paxton PA Series 2014 5.00%, 4/01/44	4,000	4,568,480
University of Pittsburgh-of the Commonwealth System of Higher Education Series 2014A 4.00%, 9/15/37	3,320	3,510,070
Wilkes-Barre Finance Authority (University of Scranton (The)) Series 2010 5.00%, 11/01/30	2,500	2,830,425

64	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wilkes-Barre Finance Authority (Wilkes University) Series 2007 5.00%, 3/01/22	$510	$536,770

		86,219,034

Arizona – 0.2%
Dove Mountain Resort Community Facilities District Series 2001 6.75%, 12/01/16	210	201,094

District of Columbia – 3.0%
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	2,625	3,076,841

Florida – 0.2%
Hammock Bay Community Development District Series 2004A 6.15%, 5/01/24	190	191,503

Guam – 0.5%
Guam Government Waterworks Authority Series 2005 6.00%, 7/01/15 (Pre-refunded/ETM)	500	506,930

Illinois – 1.2%
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax) Series 2005A 5.95%, 3/01/28	399	407,299
Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2003 6.625%, 3/01/33	934	835,547

		1,242,846

Massachusetts – 1.7%
Massachusetts School Building Authority Series 2013A 5.00%, 5/15/32	1,500	1,753,485

New York – 7.0%
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	1,735	2,037,948

AB MUNICIPAL INCOME FUND II •	65

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York City Water & Sewer System Series 2014D 5.00%, 6/15/39	$1,000	$1,151,030
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 0.435%, 3/01/27(c)	490	464,264
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 1/01/28	3,000	3,534,030

		7,187,272

Puerto Rico – 1.2%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2008 5.125%, 12/01/27	1,180	1,260,724

Texas – 1.3%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,200	1,373,580

Total Investments – 99.6% (cost $95,934,210)		103,013,309
Other assets less liabilities – 0.4%		451,501

Net Assets – 100.0%		$103,464,810

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)	Illiquid security.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2015 and the aggregate market value of this security amounted to $464,264 or 0.45% of net assets.

As of March 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.8% and 2.1%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
RADIAN	– Radian Asset Assurance Inc.

See notes to financial statements.

66	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

AB VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 99.3%
Virginia – 77.2%
Arlington County Industrial Development Authority (AHC LP-3/VA) Series 2001 5.15%, 11/01/31	$1,420	$1,420,497
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43	1,000	1,019,620
City of Chesapeake VA Series 2010D 5.00%, 12/01/25	2,275	2,695,465
City of Hampton VA Series 2010A 5.00%, 1/15/21	1,750	1,989,137
City of Newport News VA Series 2014A 5.00%, 7/15/30-7/15/32	2,000	2,385,100
City of Richmond VA Series 2009A 5.00%, 7/15/27	1,400	1,603,392
City of Richmond VA (City of Richmond VA Public Utility Revenue) Series 2009 5.00%, 1/15/28	1,000	1,123,920
Series 2013A 5.00%, 1/15/29	1,970	2,325,467
City of Suffolk VA Series 2010A 5.00%, 8/01/22	2,080	2,444,998
Series 2011 5.00%, 2/01/26	5,060	5,911,092
NATL Series 2007A 5.00%, 2/01/17 (Pre-refunded/ETM)	1,710	1,848,510
5.00%, 2/01/20	1,290	1,392,761
City of Virginia Beach VA Water & Sewer System Revenue Series 2005 5.00%, 10/01/30	2,000	2,044,280
County of Henrico VA Series 2008A 5.00%, 12/01/18 (Pre-refunded/ETM)	1,000	1,143,430
Series 2010 5.00%, 7/15/24	6,600	7,741,602

AB MUNICIPAL INCOME FUND II •	67

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

County of Henrico VA Water & Sewer Revenue Series 2009 5.00%, 5/01/25	$1,165	$1,332,154
Series 2009A 5.00%, 5/01/27	1,200	1,365,012
County of Isle Wight VA Series 2008B 6.00%, 7/01/27	3,500	4,089,540
Culpeper County Economic Development Authority Series 2014 4.00%, 6/01/29	2,955	3,180,260
Dullles Town Center Community Development Authority Series 2012 4.25%, 3/01/26	1,000	1,005,320
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/34	1,000	1,177,740
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist) Series 2011 5.00%, 4/01/28	8,635	9,949,161
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2007 5.00%, 10/01/22	1,000	1,077,970
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2009C 5.00%, 5/15/25	1,000	1,146,960
Series 2012 5.00%, 5/15/35	1,800	2,045,160
Series 2012D 5.00%, 5/15/27	3,000	3,513,840
Series 2014A 5.00%, 5/15/44	2,000	2,284,340
Greater Richmond Convention Center Authority Series 2015 5.00%, 6/15/30-6/15/31	5,000	5,827,980
Hampton Roads Sanitation District Series 2008 5.00%, 4/01/18 (Pre-refunded/ETM)	6,650	7,460,036

68	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 7/01/42	$2,000	$2,041,260
Harrisonburg Industrial Development Authority (Rockingham Memorial Hospital) AMBAC Series 2006 5.00%, 8/15/22-8/15/25	7,850	8,335,400
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/30	2,000	2,247,660
James City County Economic Development Authority AGM Series 2006 5.00%, 6/15/22	4,385	4,787,806
Lexington Industrial Development Authority (VMI Obligated Group) Series 2006B 5.00%, 12/01/30	3,885	4,396,188
Loudoun County Sanitation Authority Series 2010 5.00%, 1/01/29	3,820	4,384,634
Montgomery County Industrial Development Authority/VA Series 2008 5.00%, 2/01/24	2,000	2,205,940
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36	250	290,778
Newport News Redevelopment & Housing Authority (Walker-Newport News LP) Series 2002A 5.55%, 9/20/34	1,880	1,881,711
5.65%, 3/20/44	1,660	1,661,627
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/29	2,200	2,494,624
Prince William County Industrial Development Authority (George Mason University Foundation Prince William Life Sciences LAB LLC) Series 2011 5.50%, 9/01/31	3,750	4,333,200

AB MUNICIPAL INCOME FUND II •	69

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Roanoke Economic Development Authority (Carilion Clinic Obligated Group) AGM Series 2005C 5.00%, 7/01/27	$3,000	$3,437,850
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 6/01/47	4,000	2,849,920
Town of Leesburg VA Series 2011A 5.00%, 1/15/24	2,040	2,397,714
Virginia College Building Authority Series 2005A 5.00%, 9/01/15 (Pre-refunded/ETM)	2,490	2,539,402
5.00%, 9/01/15 (Pre-refunded/ETM)	5,615	5,726,402
Virginia College Building Authority (Liberty University, Inc.) Series 2010 5.25%, 3/01/29	5,000	5,802,150
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/30(a)	1,615	1,755,069
Virginia College Building Authority (Roanoke College) Series 2007 5.00%, 4/01/23	1,000	1,073,230
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 7/01/27	1,000	1,154,300
Virginia Port Authority Series 2010 5.00%, 7/01/30	2,250	2,492,325
Series 2015A 5.00%, 7/01/35	4,500	5,097,420
Virginia Resources Authority (Virginia Pooled Financing Program Infrastructure) Series 2011B 5.00%, 11/01/26	5,000	5,984,850
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2009 5.00%, 10/01/25	3,345	3,882,040
Series 2013 5.00%, 10/01/25	4,000	4,919,120
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	2,500	2,764,200

70	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

5.50%, 1/01/42	$1,000	$1,095,440
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/29	4,125	4,812,679
Virginia Small Business Financing Authority (Wellmont Health System) Series 2007A 5.125%, 9/01/22	710	770,187

		180,159,870

Arizona – 2.3%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	3,945	4,294,212
Dove Mountain Resort Community Facilities District Series 2001 6.75%, 12/01/16	280	268,125
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	827,987

		5,390,324

California – 1.3%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008 6.25%, 8/15/28	1,910	2,220,413
Series 2008A 5.50%, 8/15/23	660	756,419

		2,976,832

Colorado – 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/28	1,220	1,367,352

District of Columbia – 7.1%
Metropolitan Washington Airports Authority Series 2009C 5.125%, 10/01/34	5,130	5,718,103
Series 2012A 5.00%, 10/01/30	2,480	2,789,430

AB MUNICIPAL INCOME FUND II •	71

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/44(b)	$4,300	$4,640,990
Washington Metropolitan Area Transit Authority Series 2009A 5.25%, 7/01/27	3,000	3,456,870

		16,605,393

Florida – 0.7%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	400	443,704
5.25%, 10/01/30	1,000	1,101,330

		1,545,034

Georgia – 0.2%
City of Atlanta GA (Eastside Project/Atlanta) Series 2005B 5.60%, 1/01/30	500	505,575

Illinois – 0.2%
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax) Series 2005A 5.95%, 3/01/28	399	407,299

Massachusetts – 0.5%
Commonwealth of Massachusetts NATL Series 2000G 0.12%, 12/01/30(c)(d)	1,250	1,175,790

Michigan – 0.7%
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,575	1,714,765

New York – 3.9%
City of New York NY Series 2006J 5.00%, 6/01/16 (Pre-refunded/ETM)	1,120	1,180,693
5.00%, 6/01/22	5	5,265
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28-11/15/29	5,745	6,611,406

72	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	$1,275	$1,436,963

		9,234,327

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority NATL Series 2003N 5.25%, 7/01/21	2,000	2,032,100
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,580	1,582,860
Series 2008 5.125%, 12/01/27	290	309,839

		3,924,799

Texas – 1.4%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,110	1,347,817
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	555	665,168
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 6/30/43	1,000	1,222,740

		3,235,725

Washington – 0.2%
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/32	400	442,952

Wisconsin – 1.3%
Wisconsin Health & Educational Facilities Authority (Ministry Health Care, Inc.) Series 2012C 5.00%, 8/15/32	2,700	3,075,489

Total Municipal Obligations (cost $215,846,751)		231,761,526

AB MUNICIPAL INCOME FUND II •	73

AB Virginia Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.10%(e)(f) (cost $139,607)	139,607	$139,607

Total Investments – 99.4% (cost $215,986,358)		231,901,133
Other assets less liabilities – 0.6%		1,392,465

Net Assets – 100.0%		$233,293,598

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/01/17	SIFMA*	3.792%	$622,024

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2015 and the aggregate market value of this security amounted to $1,175,790 or 0.50% of net assets.

(d)	Variable rate coupon, rate shown as of March 31, 2015.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.9% and 0.8%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
SRF	– State Revolving Fund

See notes to financial statements.

74	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

March 31, 2015 (unaudited)

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $130,566,561 and $222,941,580, respectively)	$136,863,072		$242,496,587
Affiliated issuers (cost $0 and $899,248, respectively)	– 0	–	899,248
Interest and dividends receivable	1,693,516		3,294,724
Receivable for shares of beneficial interest sold	911,440		265,652
Unrealized appreciation on interest rate swaps	– 0	–	710,885

Total assets	139,468,028		247,667,096

Liabilities
Due to custodian	223,757		– 0	–
Payable for floating rate notes issued(a)	3,465,000		– 0	–
Payable for shares of beneficial interest redeemed	509,161		491,422
Dividends payable	154,217		262,954
Distribution fee payable	43,477		84,693
Advisory fee payable	25,268		66,888
Administrative fee payable	13,840		13,064
Transfer Agent fee payable	2,904		5,668
Accrued expenses	72,146		77,573

Total liabilities	4,509,770		1,002,262

Net Assets	$134,958,258		$246,664,834

Composition of Net Assets
Shares of beneficial interest, at par	$121,039		$214,036
Additional paid-in capital	130,439,166		228,494,883
Distributions in excess of net investment income	(74,075)		(312,586)
Accumulated net realized loss on investment transactions	(1,824,383)		(1,997,391)
Net unrealized appreciation on investments	6,296,511		20,265,892

	$134,958,258		$246,664,834

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$108,983,701	9,771,522	$11.15	*

Class B	$421,652	37,864	$11.14

Class C	$25,552,905	2,294,557	$11.14

AB Massachusetts Portfolio

Class A	$191,935,517	16,648,165	$11.53	*

Class B	$488,658	42,461	$11.51

Class C	$54,240,659	4,712,949	$11.51

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.49 and $11.89, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	75

Statement of Assets & Liabilities

	AB Michigan		AB Minnesota
Assets
Investments in securities, at value
Unaffiliated issuers (cost $54,215,498 and $79,514,798, respectively)	$56,812,023		$84,787,737
Affiliated issuers (cost $430,323 and $63,296, respectively)	430,323		63,296
Interest and dividends receivable	813,429		1,112,811
Receivable for shares of beneficial interest sold	4,174		1,058,845
Receivable due from Adviser	579		– 0	–
Unrealized appreciation on interest rate swaps	– 0	–	202,579

Total assets	58,060,528		87,225,268

Liabilities
Dividends payable	48,281		66,599
Distribution fee payable	23,771		27,530
Audit and tax fee payable	22,476		23,059
Administrative fee payable	13,840		13,272
Payable for shares of beneficial interest redeemed	11,191		34,510
Legal fee payable	9,936		9,936
Custody fee payable	9,744		9,722
Transfer Agent fee payable	3,213		2,862
Advisory fee payable	– 0	–	12,899
Accrued expenses	12,439		13,102

Total liabilities	154,891		213,491

Net Assets	$57,905,637		$87,011,777

Composition of Net Assets
Shares of beneficial interest, at par	$55,408		$83,035
Additional paid-in capital	57,969,981		81,498,332
Distributions in excess of net investment income	(29,379)		(119,052)
Accumulated net realized gain (loss) on investment transactions	(2,686,898)		73,944
Net unrealized appreciation on investments	2,596,525		5,475,518

	$57,905,637		$87,011,777

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$38,655,874	3,696,995	$10.46	*

Class B	$344,336	32,999	$10.43

Class C	$18,905,427	1,810,853	$10.44

AB Minnesota Portfolio

Class A	$70,972,551	6,774,057	$10.48	*

Class B	$48,994	4,678	$10.47

Class C	$15,990,232	1,524,715	$10.49

*	The maximum offering price per share for Class A of AB Michigan Portfolio and AB Minnesota Portfolio were $10.78 and $10.80, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

76	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	AB New Jersey		AB Ohio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $111,786,955 and $111,082,211, respectively)	$120,933,559		$116,720,320
Affiliated issuers (cost $408,921 and $0, respectively)	408,921		– 0	–
Interest and dividends receivable	1,281,461		1,570,267
Unrealized appreciation on interest rate swaps	203,379		208,367
Receivable for investment securities sold	10,000		15,000
Receivable for shares of beneficial interest sold	3,601		79,423

Total assets	122,840,921		118,593,377

Liabilities
Due to custodian	– 0	–	148,477
Dividends payable	160,751		112,727
Payable for shares of beneficial interest redeemed	63,470		45,089
Distribution fee payable	43,313		43,157
Advisory fee payable	26,102		21,686
Audit and tax fee payable	23,059		23,059
Administrative fee payable	13,064		13,064
Transfer Agent fee payable	3,941		3,375
Accrued expenses	42,183		47,383

Total liabilities	375,883		458,017

Net Assets	$122,465,038		$118,135,360

Composition of Net Assets
Shares of beneficial interest, at par	$124,813		$118,047
Additional paid-in capital	117,539,204		117,578,288
Distributions in excess of net investment income	(162,578)		(164,400)
Accumulated net realized loss on investment transactions	(4,386,384)		(5,243,051)
Net unrealized appreciation on investments	9,349,983		5,846,476

	$122,465,038		$118,135,360

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$93,204,709	9,500,566	$9.81	*

Class B	$390,040	39,753	$9.81

Class C	$28,870,289	2,941,020	$9.82

AB Ohio Portfolio

Class A	$87,271,903	8,719,532	$10.01	*

Class B	$163,271	16,327	$10.00

Class C	$30,700,186	3,068,827	$10.00

*	The maximum offering price per share for Class A of AB New Jersey Portfolio and AB Ohio Portfolio were $10.11 and $10.32, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	77

Statement of Assets & Liabilities

	AB Pennsylvania		AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $95,934,210 and $215,846,751, respectively)	$103,013,309		$231,761,526
Affiliated issuers (cost $0 and $139,607, respectively)	– 0	–	139,607
Interest and dividends receivable	1,211,446		2,869,551
Receivable for investment securities sold	15,000		– 0	–
Receivable for shares of beneficial interest sold	4,898		289,235
Unrealized appreciation on interest rate swaps	– 0	–	622,024

Total assets	104,244,653		235,681,943

Liabilities
Due to custodian	526,007		– 0	–
Dividends payable	98,779		234,323
Distribution fee payable	34,949		82,276
Payable for shares of beneficial interest redeemed	24,314		169,651
Advisory fee payable	19,511		67,314
Administrative fee payable	13,840		13,840
Transfer Agent fee payable	3,673		4,974
Payable for investment securities purchased	– 0	–	1,742,359
Accrued expenses	58,770		73,608

Total liabilities	779,843		2,388,345

Net Assets	$103,464,810		$233,293,598

Composition of Net Assets
Shares of beneficial interest, at par	$97,957		$207,580
Additional paid-in capital	99,194,459		221,855,030
Distributions in excess of net investment income	(52,157)		(332,083)
Accumulated net realized loss on investment transactions	(2,854,548)		(4,973,728)
Net unrealized appreciation on investments	7,079,099		16,536,799

	$103,464,810		$233,293,598

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$81,257,497	7,693,333	$10.56	*

Class B	$183,146	17,337	$10.56

Class C	$22,024,167	2,085,050	$10.56

AB Virginia Portfolio

Class A	$177,384,256	15,773,456	$11.25	*

Class B	$347,483	30,949	$11.23

Class C	$55,561,859	4,953,617	$11.22

*	The maximum offering price per share for Class A of AB Pennsylvania Portfolio and AB Virginia Portfolio were $10.89 and $11.60, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

78	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2015 (unaudited)

	AB Arizona		AB Massachusetts
Investment Income
Interest	$2,850,876		$4,874,333
Dividends – Affiliated issuers	260		488

Total income	2,851,136		4,874,821

Expenses
Advisory fee (see Note B)	302,037		562,524
Distribution fee – Class A	153,150		276,448
Distribution fee – Class B	2,615		2,878
Distribution fee – Class C	127,922		271,452
Transfer agency – Class A	19,582		40,850
Transfer agency – Class B	104		132
Transfer agency – Class C	4,753		11,849
Custodian	42,777		51,229
Administrative	27,680		26,267
Audit and tax	24,551		25,134
Legal	16,160		16,159
Printing	8,863		18,022
Trustees’ fees	8,216		7,407
Registration fees	6,414		1,957
Miscellaneous	4,788		7,709

Total expenses before interest expense	749,612		1,320,017
Interest expense	15,661		– 0	–

Total expenses	765,273		1,320,017
Less: expenses waived and reimbursed by the Adviser (see Note B)	(132,542)		(118,358)

Net expenses	632,731		1,201,659

Net investment income	2,218,405		3,673,162

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	2,053,281		1,418,268
Swaps	– 0	–	150,317
Net change in unrealized appreciation/depreciation of:
Investments	(759,963)		2,322,226
Swaps	– 0	–	(49,076)

Net gain on investment transactions	1,293,318		3,841,735

Net Increase in Net Assets from Operations	$3,511,723		$7,514,897

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	79

Statement of Operations

	AB Michigan		AB Minnesota
Investment Income
Interest	$1,215,533		$1,624,514
Dividends – Affiliated issuers	209		449

Total income	1,215,742		1,624,963

Expenses
Advisory fee (see Note B)	130,657		193,305
Distribution fee – Class A	54,875		98,818
Distribution fee – Class B	1,794		305
Distribution fee – Class C	94,835		80,356
Transfer agency – Class A	12,733		17,624
Transfer agency – Class B	150		25
Transfer agency – Class C	6,736		4,239
Custodian	37,440		39,842
Administrative	27,680		26,476
Audit and tax	24,551		25,134
Legal	16,160		16,159
Trustees’ fees	8,220		8,215
Printing	6,845		7,397
Registration fees	2,450		422
Miscellaneous	4,545		4,175

Total expenses	429,671		522,492
Less: expenses waived and reimbursed by the Adviser (see Note B)	(103,012)		(84,884)

Net expenses	326,659		437,608

Net investment income	889,083		1,187,355

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	49,208		31,209
Swaps	– 0	–	70,538
Net change in unrealized appreciation/depreciation of:
Investments	636,405		662,902
Swaps	– 0	–	(56,101)

Net gain on investment transactions	685,613		708,548

Net Increase in Net Assets from Operations	$1,574,696		$1,895,903

See notes to financial statements.

80	• AB MUNICIPAL INCOME FUND II

Statement of Operations

	AB New Jersey	AB Ohio
Investment Income
Interest	$2,692,743	$2,327,986
Dividends – Affiliated issuers	250	504

Total income	2,692,993	2,328,490

Expenses
Advisory fee (see Note B)	284,466	265,969
Distribution fee – Class A	137,159	123,193
Distribution fee – Class B	2,117	900
Distribution fee – Class C	146,478	155,288
Transfer agency – Class A	24,315	22,601
Transfer agency – Class B	140	65
Transfer agency – Class C	7,498	8,256
Custodian	42,278	42,784
Administrative	26,267	26,267
Audit and tax	25,134	25,134
Legal	16,159	16,160
Printing	11,631	14,282
Trustees’ fees	7,416	7,416
Registration fees	673	556
Miscellaneous	6,388	5,184

Total expenses	738,119	714,055
Less: expenses waived and reimbursed by the Adviser (see Note B)	(90,356)	(109,092)

Net expenses	647,763	604,963

Net investment income	2,045,230	1,723,527

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	140,877	(32,235)
Swaps	61,288	72,554
Net change in unrealized appreciation/depreciation of:
Investments	564,236	1,044,934
Swaps	(45,714)	(57,704)

Net gain on investment transactions	720,687	1,027,549

Net Increase in Net Assets from Operations	$2,765,917	$2,751,076

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	81

Statement of Operations

	AB Pennsylvania		AB Virginia
Investment Income
Interest	$2,074,854		$4,451,765
Dividends – Affiliated issuers	131		980

Total income	2,074,985		4,452,745

Expenses
Advisory fee (see Note B)	234,951		518,678
Distribution fee – Class A	116,286		247,333
Distribution fee – Class B	1,164		2,702
Distribution fee – Class C	110,373		276,219
Transfer agency – Class A	22,065		33,104
Transfer agency – Class B	108		128
Transfer agency – Class C	6,069		10,686
Custodian	40,506		50,412
Administrative	27,680		27,680
Audit and tax	24,551		25,134
Legal	16,160		16,160
Trustees’ fees	8,220		8,216
Printing	7,753		15,205
Registration fees	568		1,945
Miscellaneous	5,189		6,700

Total expenses	621,643		1,240,302
Less: expenses waived and reimbursed by the Adviser (see Note B)	(79,586)		(118,007)

Net expenses	542,057		1,122,295

Net investment income	1,532,928		3,330,450

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	7,403		189,651
Swaps	– 0	–	131,526
Net change in unrealized appreciation/depreciation of:
Investments	1,286,115		2,290,418
Swaps	– 0	–	(42,942)

Net gain on investment transactions	1,293,518		2,568,653

Net Increase in Net Assets from Operations	$2,826,446		$5,899,103

See notes to financial statements.

82	• AB MUNICIPAL INCOME FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,218,405	$4,844,439
Net realized gain (loss) on investment transactions	2,053,281	(3,513,960)
Net change in unrealized appreciation/depreciation of investments	(759,963)	7,595,813

Net increase in net assets from operations	3,511,723	8,926,292
Dividends to Shareholders from
Net investment income
Class A	(1,861,937)	(4,029,599)
Class B	(7,149)	(18,362)
Class C	(349,320)	(796,478)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	73,175	(18,661,575)

Total increase (decrease)	1,366,492	(14,579,722)
Net Assets
Beginning of period	133,591,766	148,171,488

End of period (including distributions in excess of net investment income of ($74,075) and ($74,074), respectively)	$134,958,258	$133,591,766

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	83

Statement of Changes in Net Assets

	AB Massachusetts
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,673,162	$8,161,500
Net realized gain (loss) on investment transactions	1,568,585	(3,120,583)
Net change in unrealized appreciation/depreciation of investments	2,273,150	10,434,543

Net increase in net assets from operations	7,514,897	15,475,460
Dividends to Shareholders from
Net investment income
Class A	(3,136,587)	(6,835,497)
Class B	(7,217)	(28,357)
Class C	(680,370)	(1,596,381)
Transactions in Shares of Beneficial Interest
Net decrease	(6,064,095)	(25,930,851)

Total decrease	(2,373,372)	(18,915,626)
Net Assets
Beginning of period	249,038,206	267,953,832

End of period (including distributions in excess of net investment income of ($312,586) and ($161,574), respectively)	$246,664,834	$249,038,206

See notes to financial statements.

84	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB Michigan
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$889,083	$2,095,017
Net realized gain (loss) on investment transactions	49,208	(2,272,902)
Net change in unrealized appreciation/depreciation of investments	636,405	4,473,041

Net increase in net assets from operations	1,574,696	4,295,156
Dividends to Shareholders from
Net investment income
Class A	(638,764)	(1,518,517)
Class B	(4,646)	(11,588)
Class C	(245,673)	(564,912)
Transactions in Shares of Beneficial Interest
Net decrease	(1,178,753)	(15,153,406)

Total decrease	(493,140)	(12,953,267)
Net Assets
Beginning of period	58,398,777	71,352,044

End of period (including distributions in excess of net investment income of ($29,379) and ($29,379), respectively)	$57,905,637	$58,398,777

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	85

Statement of Changes in Net Assets

	AB Minnesota
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Increase in Net Assets from Operations
Net investment income	$1,187,355	$2,491,067
Net realized gain on investment transactions	101,747	893,795
Net change in unrealized appreciation/depreciation of investments	606,801	1,974,207

Net increase in net assets from operations	1,895,903	5,359,069
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,069,161)	(2,199,013)
Class B	(716)	(2,473)
Class C	(188,527)	(429,536)
Net realized gain on investment transactions
Class A	(399,039)	– 0	–
Class B	(285)	– 0	–
Class C	(91,759)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	1,053,277	(8,329,236)

Total increase (decrease)	1,199,693	(5,601,189)
Net Assets
Beginning of period	85,812,084	91,413,273

End of period (including distributions in excess of net investment income of ($119,052) and ($48,003), respectively)	$87,011,777	$85,812,084

See notes to financial statements.

86	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB New Jersey
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,045,230	$4,659,523
Net realized gain (loss) on investment transactions	202,165	(2,194,029)
Net change in unrealized appreciation/depreciation of investments	518,522	5,253,350

Net increase in net assets from operations	2,765,917	7,718,844
Dividends to Shareholders from
Net investment income
Class A	(1,692,725)	(3,842,390)
Class B	(5,898)	(22,686)
Class C	(407,911)	(916,639)
Transactions in Shares of Beneficial Interest
Net decrease	(8,393,334)	(19,610,488)

Total decrease	(7,733,951)	(16,673,359)
Net Assets
Beginning of period	130,198,989	146,872,348

End of period (including distributions in excess of net investment income of ($162,578) and ($101,274), respectively)	$122,465,038	$130,198,989

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	87

Statement of Changes in Net Assets

	AB Ohio
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,723,527	$4,187,195
Net realized gain (loss) on investment transactions	40,319	(3,654,532)
Net change in unrealized appreciation/depreciation of investments	987,230	5,189,512

Net increase in net assets from operations	2,751,076	5,722,175
Dividends to Shareholders from
Net investment income
Class A	(1,403,987)	(3,348,092)
Class B	(2,263)	(13,479)
Class C	(390,355)	(969,577)
Transactions in Shares of Beneficial Interest
Net decrease	(2,122,482)	(24,310,367)

Total decrease	(1,168,011)	(22,919,340)
Net Assets
Beginning of period	119,303,371	142,222,711

End of period (including distributions in excess of net investment income of ($164,400) and ($91,322), respectively)	$118,135,360	$119,303,371

See notes to financial statements.

88	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB Pennsylvania
	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,532,928		$3,335,494
Net realized gain (loss) on investment transactions	7,403		(2,861,951)
Net change in unrealized appreciation/depreciation of investments	1,286,115		6,456,895

Net increase in net assets from operations	2,826,446		6,930,438
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,268,327)		(2,742,320)
Class B	(2,771)		(16,214)
Class C	(261,830)		(576,960)
Net realized gain on investment transactions
Class A	– 0	–	(264,229)
Class B	– 0	–	(2,443)
Class C	– 0	–	(70,468)
Transactions in Shares of Beneficial Interest
Net decrease	(2,627,591)		(11,347,968)

Total decrease	(1,334,073)		(8,090,164)
Net Assets
Beginning of period	104,798,883		112,889,047

End of period (including distributions in excess of net investment income of ($52,157) and ($52,157), respectively)	$103,464,810		$104,798,883

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	89

Statement of Changes in Net Assets

	AB Virginia
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,330,450	$7,168,090
Net realized gain (loss) on investment transactions	321,177	(1,819,542)
Net change in unrealized appreciation/depreciation of investments	2,247,476	10,919,874

Net increase in net assets from operations	5,899,103	16,268,422
Dividends to Shareholders from
Net investment income
Class A	(2,774,331)	(5,904,701)
Class B	(6,659)	(26,394)
Class C	(681,595)	(1,498,388)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	1,770,428	(26,642,385)

Total increase (decrease)	4,206,946	(17,803,446)
Net Assets
Beginning of period	229,086,652	246,890,098

End of period (including distributions in excess of net investment income of ($332,083) and ($199,948), respectively)	$233,293,598	$229,086,652

See notes to financial statements.

90	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. Prior to January 20, 2015, the Fund was known as AllianceBernstein Municipal Income Fund II. On August 7, 2014, the Board of Trustees approved a change in the Fund’s fiscal year end from September 30 to May 31. The Fund operates as a series company currently comprised of eight portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Prior to January 20, 2015, the Portfolios were known as Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

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Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to,

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information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived

AB MUNICIPAL INCOME FUND II •	93

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credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2015:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$125,924,326		$10,938,746		$136,863,072

Total Investments in Securities		– 0	–	125,924,326		10,938,746		136,863,072
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$125,924,326		$10,938,746		$136,863,072

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$233,015,980		$9,480,607		$242,496,587
Short-Term Investments		899,248		– 0	–	– 0	–	899,248

Total Investments in Securities		899,248		233,015,980		9,480,607		243,395,835
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	710,885		– 0	–	710,855
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total++		$899,248		$233,726,865		$9,480,607		$244,106,720

AB Michigan Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$52,927,989		$3,884,034		$56,812,023
Short-Term Investments		430,323		– 0	–	– 0	–	430,323

Total Investments in Securities		430,323		52,927,989		3,884,034		57,242,346
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$430,323		$52,927,989		$3,884,034		$57,242,346

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AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$84,340,822		$446,915		$84,787,737
Short-Term Investments		63,296		– 0	–	– 0	–	63,296

Total Investments in Securities		63,296		84,340,822		446,915		84,851,033
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	202,579		– 0	–	202,579
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$63,296		$84,543,401		$446,915		$85,053,612

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$116,091,824		$4,841,735		$120,933,559
Short-Term Investments		408,921		– 0	–	– 0	–	408,921

Total Investments in Securities		408,921		116,091,824		4,841,735		121,342,480
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	203,379		– 0	–	203,379
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total++		$408,921		$116,295,203		$4,841,735		$121,545,859

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$112,232,362		$4,487,958		$116,720,320

Total Investments in Securities		– 0	–	112,232,362		4,487,958		116,720,320
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	208,367		– 0	–	208,367
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$112,440,729		$4,487,958		$116,928,687

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Notes to Financial Statements

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$99,548,426		$3,464,883		$103,013,309

Total Investments in Securities		– 0	–	99,548,426		3,464,883		103,013,309
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$99,548,426		$3,464,883		$103,013,309

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$225,548,431		$6,213,095		$231,761,526
Short-Term Investments		139,607		– 0	–	– 0	–	139,607

Total Investments in Securities		139,607		225,548,431		6,213,095		231,901,133
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	622,024		– 0	–	622,024
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$139,607		$226,170,455		$6,213,095		$232,523,157

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between any levels during the reporting period.

++	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB Arizona Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$9,974,477		$9,974,477
Accrued discounts/(premiums)	4,220		4,220
Realized gain (loss)	6,593		6,593
Change in unrealized appreciation/depreciation	(4,794)		(4,794)
Purchases	1,496,250		1,496,250
Sales	(538,000)		(538,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/15	$10,938,746		$10,938,746

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15*	$(4,794)		$(4,794)

AB Massachusetts Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$7,485,011		$7,485,011
Accrued discounts/(premiums)	(15,761)		(15,761)
Realized gain (loss)	10,591		10,591
Change in unrealized appreciation/depreciation	18,605		18,605
Purchases	1,047,495		1,047,495
Sales	(228,440)		(228,440)
Transfers in to Level 3	1,163,106		1,163,106
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/15	$9,480,607		$9,480,607	+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15*	$19,494		$19,494

AB Michigan Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$4,152,514		$4,152,514
Accrued discounts/(premiums)	4,388		4,388
Realized gain (loss)	8,777		8,777
Change in unrealized appreciation/depreciation	(31,160)		(31,160)
Purchases	– 0	–	– 0	–
Sales	(250,485)		(250,485)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/15	$3,884,034		$3,884,034

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15*	$(30,243)		$(30,243)

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AB Minnesota Portfolio	Long-Term Municipal Bonds			Total
Balance as of 9/30/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		11,915			11,915
Purchases		435,000			435,000
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/15		$446,915			$446,915

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15*		$11,915			$11,915

AB New Jersey Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$4,095,483		$4,095,483
Accrued discounts/(premiums)	4,848		4,848
Realized gain (loss)	12,192		12,192
Change in unrealized appreciation/depreciation	(8,678)		(8,678)
Purchases	17,812		17,812
Sales	(303,025)		(303,025)
Transfers in to Level 3	1,023,103		1,023,103
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/15	$4,841,735		$4,841,735	+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15*	$(7,427)		$(7,427)

AB Ohio Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$7,679,292		$7,679,292
Accrued discounts/(premiums)	2,824		2,824
Realized gain (loss)	19,304		19,304
Change in unrealized appreciation/depreciation	65,490		65,490
Purchases	17,812		17,812
Sales	(3,296,764)		(3,296,764)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/15	$4,487,958		$4,487,958

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15*	$94,093		$94,093

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AB Pennsylvania Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$3,636,681		$3,636,681
Accrued discounts/(premiums)	4,676		4,676
Realized gain (loss)	9,915		9,915
Change in unrealized appreciation/depreciation	84,276		84,276
Purchases	– 0	–	– 0	–
Sales	(270,665)		(270,665)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/15	$3,464,883		$3,464,883

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15*	$85,306		$85,306

AB Virginia Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$5,953,118		$5,953,118
Accrued discounts/(premiums)	3,069		3,069
Realized gain (loss)	5,432		5,432
Change in unrealized appreciation/depreciation	35,292		35,292
Purchases	– 0	–	– 0	–
Sales	(990,000)		(990,000)
Transfers in to Level 3	1,206,184		1,206,184
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/15	$6,213,095		$6,213,095	+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/15*	$37,954		$37,954

+	There were de minimis transfers under 1% of net assets during the reporting period.

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

As of March 31, 2015 all Level 3 securities were priced by third party vendors or using prior transaction, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and

AB MUNICIPAL INCOME FUND II •	99

Notes to Financial Statements

procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific

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expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

	February 1, 2013 to January 29, 2015
Portfolio	Class A	Class B	Class C
AB Arizona	.78%	1.48%	1.48%
AB Massachusetts	.82%	1.52%	1.52%
AB Michigan	.90%	1.60%	1.60%
AB Minnesota	.90%	1.60%	1.60%
AB New Jersey	.87%	1.57%	1.57%
AB Ohio	.85%	1.55%	1.55%
AB Pennsylvania	.90%	1.60%	1.60%
AB Virginia	.80%	1.50%	1.50%

	Effective January 30, 2015
Portfolio	Class A	Class B	Class C
AB Arizona	.78%	1.53%	1.53%
AB Massachusetts	.77%	1.52%	1.52%
AB Michigan	.85%	1.60%	1.60%
AB Minnesota	.85%	1.60%	1.60%
AB New Jersey	.82%	1.57%	1.57%
AB Ohio	.80%	1.55%	1.55%
AB Pennsylvania	.85%	1.60%	1.60%
AB Virginia	.80%	1.55%	1.55%

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Notes to Financial Statements

The Expense Caps will extend through January 31, 2016 and then may be extended by the Adviser for additional one year terms. For the six months ended March 31, 2015, such waiver/reimbursement amounted to $132,542, $118,358, $103,012, $84,884, $90,356, $109,092, $79,586 and $118,007 for AB Arizona, AB Massachusetts, AB Michigan, AB Minnesota, AB New Jersey, AB Ohio, AB Pennsylvania and AB Virginia Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended March 31, 2015, the reimbursement for such services amounted to $27,680, $26,267, $27,680, $26,476, $26,267, $26,267, $27,680 and $27,680 for AB Arizona, AB Massachusetts, AB Michigan, AB Minnesota, AB New Jersey, AB Ohio, AB Pennsylvania and AB Virginia Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2015, such compensation retained by ABIS amounted to: $9,000, $18,489, $9,533, $9,077, $11,876, $10,022, $11,113 and $15,115 for AB Arizona, AB Massachusetts, AB Michigan, AB Minnesota, AB New Jersey, AB Ohio, AB Pennsylvania and AB Virginia Portfolios, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2015 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class B			Class C
AB Arizona	$88		$150		$	– 0	–	$5
AB Massachusetts	– 0	–	– 0	–		– 0	–	112
AB Michigan	54		– 0	–		26		352
AB Minnesota	– 0	–	– 0	–		– 0	–	138
AB New Jersey	– 0	–	– 0	–		7		237
AB Ohio	– 0	–	– 0	–		7		– 0	–
AB Pennsylvania	88		– 0	–		29		13
AB Virginia	135		– 0	–		72		308

The Portfolios may invest in the AB Fixed-Income Shares, Inc. – Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional

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Notes to Financial Statements

accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Portfolios’ transactions in shares of the Government STIF Portfolio for the six months ended March 31, 2015 is as follows:

Portfolio	Market Value September 30, 2014 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2015 (000)			Dividend Income (000)
AB Arizona	$946		$10,640	$11,586	$	– 0	–	$	– 0	–*
AB Massachusetts	3,449		16,703	19,253		899			– 0	–*
AB Michigan	– 0	–	2,712	2,282		430			– 0	–*
AB Minnesota	352		8,792	9,081		63			– 0	–*
AB New Jersey	2,134		5,469	7,194		409			– 0	–*
AB Ohio	956		12,094	13,050		– 0	–		1
AB Pennsylvania	110		4,225	4,335		– 0	–		– 0	–*
AB Virginia	5,122		10,500	15,482		140			1

*	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. Prior to January 30, 2015, the Portfolios paid distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolio’s average daily net assets attributable to Class A shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
AB Arizona	$3,381,588	$2,146,230
AB Massachusetts	3,330,827	3,862,952
AB Michigan	3,153,971	4,512,987
AB Minnesota	2,639,275	2,803,735
AB New Jersey	5,240,145	3,701,712
AB Ohio	4,271,769	3,978,575
AB Pennsylvania	3,520,164	3,517,564
AB Virginia	3,536,790	3,240,598

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In

AB MUNICIPAL INCOME FUND II •	103

Notes to Financial Statements

accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2015, were as follows:

Portfolio	Purchases	Sales
AB Arizona	$23,543,871	$23,902,782
AB Massachusetts	20,511,779	23,069,951
AB Michigan	1,459,440	3,089,414
AB Minnesota	8,177,236	8,117,876
AB New Jersey	2,946,682	8,905,624
AB Ohio	16,096,342	16,649,294
AB Pennsylvania	2,113,692	4,156,628
AB Virginia	20,614,759	11,622,418

There were no purchases or sales of U.S. government and government agency obligations for the six months ended March 31, 2015.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$6,469,973	$(173,462)	$6,296,511
AB Massachusetts	19,579,821	(24,814)	19,555,007
AB Michigan	2,784,503	(187,978)	2,596,525
AB Minnesota	5,428,536	(155,597)	5,272,939
AB New Jersey	9,448,181	(301,577)	9,146,604
AB Ohio	5,891,978	(253,869)	5,638,109
AB Pennsylvania	7,273,927	(194,828)	7,079,099
AB Virginia	16,101,292	(186,517)	15,914,775

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies and for other purposes discussed below. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized at cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in the net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash

AB MUNICIPAL INCOME FUND II •	105

Notes to Financial Statements

flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2015, the AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Virginia Portfolio held interest rate swaps for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered,

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Notes to Financial Statements

the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At March 31, 2015, the Portfolios had entered into the following derivatives:

AB Massachusetts Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$710,885

Total		$710,885

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$150,317	$(49,076)

Total		$150,317	$(49,076)

AB Minnesota Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$202,579

Total		$202,579

AB MUNICIPAL INCOME FUND II •	107

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$70,538	$(56,101)

Total		$70,538	$(56,101)

AB New Jersey Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$203,379

Total		$203,379

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$61,288	$(45,714)

Total		$61,288	$(45,714)

AB Ohio Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$208,367

Total		$208,367

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The effect of derivative instruments on the statement of operations for the six months ended March 31, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$72,554	$(57,704)

Total		$72,554	$(57,704)

AB Virginia Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$622,024

Total		$622,024

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$131,526	$(42,942)

Total		$131,526	$(42,942)

The following table represents the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2015:

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$8,000,000

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$3,500,000

AB MUNICIPAL INCOME FUND II •	109

Notes to Financial Statements

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$3,000,000

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$3,600,000

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$7,000,000

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolios’ derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Portfolio as of March 31, 2015:

AB Massachusetts Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received*	Net Amount of Derivatives Assets
OTC Derivatives:
Citibank	$710,885	$	– 0	–	$	– 0	–	$(710,885)	$	– 0	–

Total	$710,885	$	– 0	–	$	– 0	–	$(710,885)	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Merrill Lynch Capital Services, Inc.	$202,579	$	– 0	–	$	– 0	–	$	– 0	–	$202,579

Total	$202,579	$	– 0	–	$	– 0	–	$	– 0	–	$202,579	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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Notes to Financial Statements

AB New Jersey Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Merrill Lynch Capital Services, Inc.	$203,379	$	– 0	–	$	– 0	–	$	– 0	–	$203,379

Total	$203,379	$	– 0	–	$	– 0	–	$	– 0	–	$203,379	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Merrill Lynch Capital Services, Inc.	$208,367	$	– 0	–	$	– 0	–	$	– 0	–	$208,367

Total	$208,367	$	– 0	–	$	– 0	–	$	– 0	–	$208,367	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received*	Net Amount of Derivatives Assets
OTC Derivatives:
Citibank	$622,024	$	– 0	–	$	– 0	–	$(622,024)	$	– 0	–

Total	$622,024	$	– 0	–	$	– 0	–	$(622,024)	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB MUNICIPAL INCOME FUND II •	111

Notes to Financial Statements

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class A
Shares sold	556,751	573,931	$6,211,044	$6,229,413

Shares issued in reinvestment of dividends	100,284	197,667	1,119,407	2,145,607

Shares converted from Class B	3,840	15,273	43,214	165,251

Shares redeemed	(651,136)	(1,976,025)	(7,269,912)	(21,313,971)

Net increase (decrease)	9,739	(1,189,154)	$103,753	$(12,773,700)

Class B
Shares sold	34	56	$375	$600

Shares issued in reinvestment of dividends	198	448	2,211	4,843

Shares converted to Class A	(3,847)	(15,291)	(43,214)	(165,251)

Shares redeemed	(8,034)	(7,537)	(89,524)	(80,627)

Net decrease	(11,649)	(22,324)	$(130,152)	$(240,435)

Class C
Shares sold	120,783	161,530	$1,343,089	$1,753,211

Shares issued in reinvestment of dividends	20,710	43,748	230,875	473,861

Shares redeemed	(131,763)	(730,001)	(1,474,390)	(7,874,512)

Net increase (decrease)	9,730	(524,723)	$99,574	$(5,647,440)

112	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class A
Shares sold	1,019,168	2,878,225	$11,717,919	$32,138,616

Shares issued in reinvestment of dividends	155,082	316,758	1,784,698	3,549,776

Shares converted from Class B	15,471	58,212	178,693	650,814

Shares redeemed	(1,643,655)	(4,457,081)	(18,900,595)	(49,734,756)

Net decrease	(453,934)	(1,203,886)	$(5,219,285)	$(13,395,550)

Class B
Shares sold	141	3,156	$1,614	$34,700

Shares issued in reinvestment of dividends	452	1,696	5,194	18,927

Shares converted to Class A	(15,500)	(58,317)	(178,693)	(650,814)

Shares redeemed	(458)	(18,049)	(5,231)	(200,683)

Net decrease	(15,365)	(71,514)	$(177,116)	$(797,870)

Class C
Shares sold	155,434	259,405	$1,785,338	$2,896,903

Shares issued in reinvestment of dividends	45,312	109,150	520,629	1,220,343

Shares redeemed	(259,367)	(1,427,441)	(2,973,661)	(15,854,677)

Net decrease	(58,621)	(1,058,886)	$(667,694)	$(11,737,431)

	AB Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class A
Shares sold	136,219	124,440	$1,431,449	$1,263,820

Shares issued in reinvestment of dividends	42,251	97,411	442,177	985,982

Shares converted from Class B	3,791	7,724	39,699	78,133

Shares redeemed	(266,855)	(1,340,398)	(2,785,039)	(13,490,700)

Net decrease	(84,594)	(1,110,823)	$(871,714)	$(11,162,765)

AB MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

	AB Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class B
Shares sold	631	1,292	$6,585	$13,032

Shares issued in reinvestment of dividends	437	1,121	4,564	11,324

Shares converted to Class A	(3,799)	(7,739)	(39,699)	(78,133)

Shares redeemed	(582)	(3,414)	(6,028)	(34,204)

Net decrease	(3,313)	(8,740)	$(34,578)	$(87,981)

Class C
Shares sold	111,860	75,249	$1,166,296	$755,436

Shares issued in reinvestment of dividends	17,870	40,327	186,723	407,477

Shares redeemed	(155,531)	(506,596)	(1,625,480)	(5,065,573)

Net decrease	(25,801)	(391,020)	$(272,461)	$(3,902,660)

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class A
Shares sold	420,965	876,484	$4,419,991	$8,989,925

Shares issued in reinvestment of dividends and distributions	101,153	139,095	1,060,953	1,430,970

Shares converted from Class B	4,189	3,393	43,933	34,544

Shares redeemed	(406,283)	(1,496,713)	(4,265,066)	(15,268,596)

Net increase (decrease)	120,024	(477,741)	$1,259,811	$(4,813,157)

Class B
Shares sold	63	30	$651	$304

Shares issued in reinvestment of dividends and distributions	89	230	938	2,363

Shares converted to Class A	(4,189)	(3,393)	(43,933)	(34,544)

Shares redeemed	(48)	(800)	(506)	(8,075)

Net decrease	(4,085)	(3,933)	$(42,850)	$(39,952)

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Notes to Financial Statements

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class C
Shares sold	58,203	122,771	$611,796	$1,262,819

Shares issued in reinvestment of dividends and distributions	20,865	29,753	219,008	306,206

Shares redeemed	(94,639)	(492,938)	(994,488)	(5,045,152)

Net decrease	(15,571)	(340,414)	$(163,684)	$(3,476,127)

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class A
Shares sold	491,856	961,030	$4,832,979	$9,252,855

Shares issued in reinvestment of dividends	93,338	187,608	917,598	1,810,822

Shares converted from Class B	8,114	45,212	79,543	435,607

Shares redeemed	(1,340,727)	(2,789,281)	(13,171,790)	(26,769,741)

Net decrease	(747,419)	(1,595,431)	$(7,341,670)	$(15,270,457)

Class B
Shares sold	297	19,808	$2,913	$189,258

Shares issued in reinvestment of dividends	591	1,848	5,806	17,827

Shares converted to Class A	(8,109)	(45,210)	(79,543)	(435,607)

Shares redeemed	(772)	(31,158)	(7,598)	(299,274)

Net decrease	(7,993)	(54,712)	$(78,422)	$(527,796)

Class C
Shares sold	82,668	212,766	$814,190	$2,057,122

Shares issued in reinvestment of dividends	27,758	63,305	273,175	611,306

Shares redeemed	(209,440)	(675,053)	(2,060,607)	(6,480,663)

Net decrease	(99,014)	(398,982)	$(973,242)	$(3,812,235)

AB MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class A
Shares sold	432,971	862,908	$4,333,817	$8,425,806

Shares issued in reinvestment of dividends	91,201	207,644	913,264	2,034,219

Shares converted from Class B	4,697	58,886	46,996	576,380

Shares redeemed	(640,236)	(2,854,557)	(6,409,339)	(27,848,488)

Net decrease	(111,367)	(1,725,119)	$(1,115,262)	$(16,812,083)

Class B
Shares sold	218	430	$2,181	$4,200

Shares issued in reinvestment of dividends	222	1,236	2,221	12,065

Shares converted to Class A	(4,701)	(58,952)	(46,996)	(576,380)

Shares redeemed	(510)	(4,307)	(5,104)	(41,975)

Net decrease	(4,771)	(61,593)	$(47,698)	$(602,090)

Class C
Shares sold	65,205	143,044	$651,585	$1,403,469

Shares issued in reinvestment of dividends	27,462	68,062	274,974	666,213

Shares redeemed	(188,701)	(919,712)	(1,886,081)	(8,965,876)

Net decrease	(96,034)	(708,606)	$(959,522)	$(6,896,194)

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class A
Shares sold	327,141	358,028	$3,471,138	$3,648,627

Shares issued in reinvestment of dividends and distributions	75,717	172,726	799,153	1,766,875

Shares converted from Class B	11,966	47,221	125,468	486,155

Shares redeemed	(620,787)	(1,401,858)	(6,556,796)	(14,261,253)

Net decrease	(205,963)	(823,883)	$(2,161,037)	$(8,359,596)

116	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class B
Shares sold	154	759	$1,622	$7,696

Shares issued in reinvestment of dividends and distributions	232	1,376	2,443	14,022

Shares converted to Class A	(11,966)	(47,224)	(125,468)	(486,155)

Shares redeemed	(3,704)	(11,452)	(38,866)	(116,254)

Net decrease	(15,284)	(56,541)	$(160,269)	$(580,691)

Class C
Shares sold	55,600	85,052	$587,601	$872,643

Shares issued in reinvestment of dividends and distributions	18,222	47,112	192,367	481,565

Shares redeemed	(102,968)	(370,534)	(1,086,253)	(3,761,889)

Net decrease	(29,146)	(238,370)	$(306,285)	$(2,407,681)

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class A
Shares sold	748,176	1,190,701	$8,405,120	$12,915,731

Shares issued in reinvestment of dividends	145,152	307,132	1,631,316	3,347,004

Shares converted from Class B	28,915	57,896	324,280	629,118

Shares redeemed	(731,242)	(3,397,801)	(8,201,910)	(36,619,917)

Net increase (decrease)	191,001	(1,842,072)	$2,158,806	$(19,728,064)

Class B
Shares sold	327	895	$3,663	$9,700

Shares issued in reinvestment of dividends	401	1,472	4,499	15,963

Shares converted to Class A	(28,967)	(57,997)	(324,280)	(629,118)

Shares redeemed	(959)	(2,810)	(10,756)	(30,238)

Net decrease	(29,198)	(58,440)	$(326,874)	$(633,693)

AB MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

Class C
Shares sold	213,610	350,918	$2,391,481	$3,819,264

Shares issued in reinvestment of dividends	44,223	101,472	495,747	1,102,530

Shares redeemed	(263,523)	(1,039,994)	(2,948,732)	(11,202,422)

Net decrease	(5,690)	(587,604)	$(61,504)	$(6,280,628)

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

118	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is the measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the real value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes and large positions. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Financing and Related Transactions; Leverage and Other Risks—The Portfolio may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolio’s return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolio’s income and distribution to shareholders. A decline in distributions would adversely affect the Portfolio’s yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

AB MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

In a tender option bond transaction, the Portfolio may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolio receives cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolio continues to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolio also uses the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolio or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolio may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Tax Risk—There is no guarantee that all of the Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the net income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolios’

120	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Indemnification Risk—In the ordinary course of business, a Portfolio enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended March 31, 2015.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2015 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2014 and September 30, 2013 were as follows:

AB Arizona Portfolio	2014		2013
Distributions paid from:
Ordinary income	$23,819		$23,246
Long-term capital gains	– 0	–	84,324

Total taxable distributions	23,819		107,570
Tax exempt distributions	4,820,620		5,708,115

Total distributions paid	$4,844,439		$5,815,685

AB MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

AB Massachusetts Portfolio	2014		2013
Distributions paid from:
Ordinary income	$258,707		$398,461
Long-term capital gains	– 0	–	1,178,169

Total taxable distributions	258,707		1,576,630
Tax exempt distributions	8,201,528		9,300,316

Total distributions paid	$8,460,235		$10,876,946

AB Michigan Portfolio	2014		2013
Distributions paid from:
Ordinary income	$6,802		$177,114
Long-term capital gains	– 0	–	884,582

Total taxable distributions	6,802		1,061,696
Tax exempt distributions	2,088,215		2,841,749

Total distributions paid	$2,095,017		$3,903,445

AB Minnesota Portfolio	2014		2013
Distributions paid from:
Ordinary income	$115,117		$113,212
Long-term capital gains	– 0	–	413,065

Total taxable distributions	115,117		526,277
Tax exempt distributions	2,515,905		2,923,978

Total distributions paid	$2,631,022		$3,450,255

AB New Jersey Portfolio	2014		2013
Distributions paid from:
Ordinary income	$118,332		$114,455

Total taxable distributions	118,332		114,455
Tax exempt distributions	4,663,383		5,116,765

Total distributions paid	$4,781,715		$5,231,220

AB Ohio Portfolio	2014		2013
Distributions paid from:
Ordinary income	$133,123		$129,053
Long-term capital gains	– 0	–	826,450

Total taxable distributions	133,123		955,503
Tax exempt distributions	4,198,025		5,012,726

Total distributions paid	$4,331,148		$5,968,229

AB Pennsylvania Portfolio	2014		2013
Distributions paid from:
Ordinary income	$15,984		$132,142
Long-term capital gains	335,541		1,205,033

Total taxable distributions	351,525		1,337,175
Tax exempt distributions	3,321,109		3,773,489

Total distributions paid	$3,672,634		$5,110,664

122	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Virginia Portfolio	2014		2013
Distributions paid from:
Ordinary income	$265,735		$263,447
Long-term capital gains	– 0	–	2,215,169

Total taxable distributions	265,735		2,478,616
Tax exempt distributions	7,163,748		8,516,409

Total distributions paid	$7,429,483		$10,995,025

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)	Undistributed Long-Term Gains	Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)
AB Arizona	$90,856	$–0	–	$(3,866,964)	$7,045,776	$3,269,668
AB Massachusetts	122,476	– 0	–	(3,565,976)	17,968,567	14,525,067
AB Michigan	15,878	– 0	–	(2,736,106)	1,960,120	(760,108)
AB Minnesota	43,172	489,758	– 0	–	4,819,387	5,352,317
AB New Jersey	88,636	– 0	–	(4,582,465)	8,801,427	4,307,598
AB Ohio	40,832	– 0	–	(5,283,370)	4,835,742	(406,796)
AB Pennsylvania	41,646	– 0	–	(2,861,951)	5,792,984	2,972,679
AB Virginia	42,012	– 0	–	(5,294,905)	14,268,170	9,015,277

(a)	These amounts represent 100% tax exempt income.

(b)	Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. As of September 30, 2014, the AB Michigan Portfolio elected to defer $74,190 of post-October short-term capital losses and $2,006,342 of post-October long-term capital losses. These losses are deemed to arise on October 1, 2014. As of September 30, 2014 certain Portfolios had capital loss carryforwards for federal income tax purposes.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of tender option bonds.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable to shareholders.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

AB MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

As of September 30, 2014, the following Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount		Long-Term Amount		Expiration
AB Arizona	$474,243		$3,392,721		No expiration
AB Massachusetts	125,998		3,439,978		No expiration
AB Michigan	655,574		– 0	–	No expiration
AB New Jersey	236,173		n/a		2018
AB New Jersey	95,620		n/a		2019
AB New Jersey	2,303,498		1,947,174		No expiration
AB Ohio	1,540,088		3,743,282		No expiration
AB Pennsylvania	– 0	–	2,861,951		No expiration
AB Virginia	1,430,371		3,864,534		No expiration

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) to a broker for cash. The broker deposits the Fixed Rate Bond into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust), organized by the broker. The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At March 31, 2015, the amount of Floating Rate Notes outstanding was $3,465,000 and the related interest rate was 0.06% for the AB Arizona Portfolio.

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolio’s financial statements as a secured borrowing. For the six months ended March 31, 2015, the Portfolios did not engage in such transactions.

124	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

AB MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class A
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.05	$ 10.72	$ 11.41	$ 10.95	$ 11.17	$ 11.02

Income From Investment Operations
Net investment income(a)(b)	.19	.40	.40	.43	.45	.44
Net realized and unrealized gain (loss) on investment transactions	.10	.33	(.69)	.46	(.13)	.15

Net increase (decrease) in net asset value from operations	.29	.73	(.29)	.89	.32	.59

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.40)	(.40)	(.43)	(.46)	(.44)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.19)	(.40)	(.40)	(.43)	(.54)	(.44)

Net asset value, end of period	$ 11.15	$ 11.05	$ 10.72	$ 11.41	$ 10.95	$ 11.17

Total Return
Total investment return based on net asset value(c)	2.65%	6.90%	(2.65)%	8.27%	3.07%	5.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,984	$107,843	$117,342	$140,768	$134,466	$159,374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.80	%^	.79%	.79%	.79%	.78%	.78	%+
Expenses, before waivers/reimbursements(d)	1.00	%^	.99%	.93%	.95%	.95%	.94	%+
Net investment income(a)	3.44	%^	3.65%	3.54%	3.85%	4.22%	4.06	%+
Portfolio turnover rate	17%	15%	24%	17%	2%	10%

See footnote summary on pages 150-151.

126	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class B
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15	$ 11.01

Income From Investment Operations
Net investment income(a)(b)	.15	.32	.32	.35	.38	.37
Net realized and unrealized gain (loss) on investment transactions	.11	.33	(.69)	.46	(.14)	.14

Net increase (decrease) in net asset value from operations	.26	.65	(.37)	.81	.24	.51

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.32)	(.32)	(.35)	(.38)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.15)	(.32)	(.32)	(.35)	(.46)	(.37)

Net asset value, end of period	$ 11.14	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15

Total Return
Total investment return based on net asset value(c)	2.38%	6.17%	(3.34)%	7.54%	2.36%	4.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$421	$546	$769	$1,933	$2,330	$4,535
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%^	1.49%	1.49%	1.49%	1.48%	1.48	%+
Expenses, before waivers/reimbursements(d)	1.72	%^	1.70%	1.63%	1.67%	1.67%	1.65	%+
Net investment income(a)	2.73	%^	2.96%	2.83%	3.17%	3.53%	3.37	%+
Portfolio turnover rate	17%	15%	24%	17%	2%	10%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	127

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15	$ 11.01

Income From Investment Operations
Net investment income(a)(b)	.15	.32	.32	.35	.38	.37
Net realized and unrealized gain (loss) on investment transactions	.11	.33	(.69)	.46	(.14)	.14

Net increase (decrease) in net asset value from operations	.26	.65	(.37)	.81	.24	.51

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.32)	(.32)	(.35)	(.38)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.15)	(.32)	(.32)	(.35)	(.46)	(.37)

Net asset value, end of period	$ 11.14	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15

Total Return
Total investment return based on net asset value(c)	2.38%	6.17%	(3.34)%	7.54%	2.35%	4.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,553	$25,203	$30,060	$35,464	$32,103	$37,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%^	1.49%	1.49%	1.49%	1.48%	1.48	%+
Expenses, before waivers/reimbursements(d)	1.72	%^	1.70%	1.63%	1.65%	1.66%	1.64	%+
Net investment income(a)	2.73	%^	2.96%	2.84%	3.16%	3.53%	3.37	%+
Portfolio turnover rate	17%	15%	24%	17%	2%	10%

See footnote summary on pages 150-151.

128	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.36	$ 11.05	$ 11.87	$ 11.28	$ 11.32	$ 11.08

Income From Investment Operations
Net investment income(a)(b)	.18	.37	.37	.39	.38	.39
Net realized and unrealized gain (loss) on investment transactions	.17	.33	(.76)	.61	(.02	)†	.26

Net increase (decrease) in net asset value from operations	.35	.70	(.39)	1.00	.36	.65

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.39)	(.39)	(.41)	(.40)	(.41)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.39)	(.43)	(.41)	(.40)	(.41)

Net asset value, end of period	$ 11.53	$ 11.36	$ 11.05	$ 11.87	$ 11.28	$ 11.32

Total Return
Total investment return based on net asset value(c)	3.13%	6.42%	(3.38)%	8.98%	3.38%	6.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$191,935	$194,274	$202,230	$233,271	$215,025	$192,427
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%^	.82%	.82%	.82%	.82%	.82	%+
Expenses, before waivers/reimbursements	.90	%^	.91%	.88%	.88%	.89%	.93	%+
Net investment income(a)	3.09	%^	3.35%	3.18%	3.33%	3.51%	3.50	%+
Portfolio turnover rate	8%	9%	19%	6%	15%	14%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	129

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class B
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.34	$ 11.03	$ 11.85	$ 11.25	$ 11.29	$ 11.06

Income From Investment Operations
Net investment income(a)(b)	.14	.30	.29	.31	.30	.31
Net realized and unrealized gain (loss) on investment transactions	.17	.32	(.76)	.62	(.01	)†	.25

Net increase (decrease) in net asset value from operations	.31	.62	(.47)	.93	.29	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.31)	(.31)	(.33)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.31)	(.35)	(.33)	(.33)	(.33)

Net asset value, end of period	$ 11.51	$ 11.34	$ 11.03	$ 11.85	$ 11.25	$ 11.29

Total Return
Total investment return based on net asset value(c)	2.77%	5.70%	(4.05)%	8.34%	2.68%	5.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$489	$656	$1,426	$2,223	$3,086	$4,725
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52	%+
Expenses, before waivers/reimbursements	1.62	%^	1.61%	1.58%	1.60%	1.61%	1.64	%+
Net investment income(a)	2.39	%^	2.69%	2.49%	2.66%	2.81%	2.82	%+
Portfolio turnover rate	8%	9%	19%	6%	15%	14%

See footnote summary on pages 150-151.

130	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.34	$ 11.03	$ 11.85	$ 11.26	$ 11.30	$ 11.06

Income From Investment Operations
Net investment income(a)(b)	.14	.30	.29	.31	.31	.31
Net realized and unrealized gain (loss) on investment transactions	.17	.32	(.76)	.61	(.02	)†	.26

Net increase (decrease) in net asset value from operations	.31	.62	(.47)	.92	.29	.57

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.31)	(.31)	(.33)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.31)	(.35)	(.33)	(.33)	(.33)

Net asset value, end of period	$ 11.51	$ 11.34	$ 11.03	$ 11.85	$ 11.26	$ 11.30

Total Return
Total investment return based on net asset value(c)	2.77%	5.70%	(4.06)%	8.24%	2.67%	5.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,241	$54,108	$64,298	$70,889	$58,968	$65,011
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52	%+
Expenses, before waivers/reimbursements	1.62	%^	1.61%	1.59%	1.59%	1.60%	1.63	%+
Net investment income(a)	2.39	%^	2.67%	2.49%	2.64%	2.81%	2.80	%+
Portfolio turnover rate	8%	9%	19%	6%	15%	14%
See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	131

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class A
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.33	$ 9.96	$ 11.01	$ 10.76	$ 10.89	$ 10.79

Income From Investment Operations
Net investment income(a)(b)	.17	.36	.35	.39	.41	.39
Net realized and unrealized gain (loss) on investment transactions	.13	.37	(.94)	.28	(.11)	.13
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	.30	.73	(.59)	.67	.30	.52

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.36)	(.37)	(.41)	(.43)	(.42)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.09)	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.36)	(.46)	(.42)	(.43)	(.42)

Net asset value, end of period	$ 10.46	$ 10.33	$ 9.96	$ 11.01	$ 10.76	$ 10.89

Total Return
Total investment return based on net asset value(c)	2.93%	7.42%	(5.57)%	6.33%	2.92%	4.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,656	$39,075	$48,743	$71,424	$66,033	$73,445
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.89	%^	.90%	.95%	1.01%	1.01%	1.01	%+
Expenses, before waivers/reimbursements(d)	1.24	%^	1.21%	1.06%	1.05%	1.09%	1.06	%+
Net investment income(a)	3.30	%^	3.53%	3.23%	3.55%	3.84%	3.67	%+
Portfolio turnover rate	3%	12%	28%	28%	3%	5%

See footnote summary on pages 150-151.

132	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class B
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.31	$ 9.94	$ 10.98	$ 10.74	$ 10.87	$ 10.77

Income From Investment Operations
Net investment income(a)(b)	.13	.29	.27	.31	.34	.32
Net realized and unrealized gain (loss) on investment transactions	.12	.37	(.92)	.27	(.10)	.12
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	.25	.66	(.65)	.58	.24	.44

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.29)	(.30)	(.33)	(.37)	(.34)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.09)	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.29)	(.39)	(.34)	(.37)	(.34)

Net asset value, end of period	$ 10.43	$ 10.31	$ 9.94	$ 10.98	$ 10.74	$ 10.87

Total Return
Total investment return based on net asset value(c)	2.47%	6.69%	(6.15)%	5.52%	2.27%	4.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$344	$375	$448	$1,003	$1,460	$3,235
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.66%	1.71%	1.71%	1.71	%+
Expenses, before waivers/reimbursements(d)	1.97	%^	1.93%	1.77%	1.78%	1.80%	1.78	%+
Net investment income(a)	2.59	%^	2.84%	2.54%	2.88%	3.16%	2.99	%+
Portfolio turnover rate	3%	12%	28%	28%	3%	5%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	133

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class C
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.32	$ 9.95	$ 10.99	$ 10.75	$ 10.87	$ 10.78

Income From Investment Operations
Net investment income(a)(b)	.13	.29	.27	.31	.33	.32
Net realized and unrealized gain (loss) on investment transactions	.12	.37	(.92)	.27	(.09)	.11
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	.25	.66	(.65)	.58	.24	.43

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.29)	(.30)	(.33)	(.36)	(.34)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.09)	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.29)	(.39)	(.34)	(.36)	(.34)

Net asset value, end of period	$ 10.44	$ 10.32	$ 9.95	$ 10.99	$ 10.75	$ 10.87

Total Return
Total investment return based on net asset value(c)	2.47%	6.69%	(6.15)%	5.51%	2.30%	4.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,906	$18,949	$22,161	$28,668	$28,813	$35,777
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.65%	1.71%	1.71%	1.71	%+
Expenses, before waivers/reimbursements(d)	1.96	%^	1.92%	1.77%	1.76%	1.79%	1.76	%+
Net investment income(a)	2.59	%^	2.83%	2.55%	2.86%	3.15%	2.97	%+
Portfolio turnover rate	3%	12%	28%	28%	3%	5%

See footnote summary on pages 150-151.

134	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.46	$ 10.13	$ 10.72	$ 10.35	$ 10.35	$ 10.17

Income From Investment Operations
Net investment income(a)(b)	.15	.31	.31	.35	.35	.32
Net realized and unrealized gain (loss) on investment transactions	.09	.35	(.54)	.38	.01	†	.19

Net increase (decrease) in net asset value from operations	.24	.66	(.23)	.73	.36	.51

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.33)	(.32)	(.36)	(.36)	(.33)
Distributions from net realized gain on investment transactions	(.06)	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.33)	(.36)	(.36)	(.36)	(.33)

Net asset value, end of period	$ 10.48	$ 10.46	$ 10.13	$ 10.72	$ 10.35	$ 10.35

Total Return
Total investment return based on net asset value(c)	2.32%	6.60%	(2.24)%	7.17%	3.68%	5.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,973	$69,595	$72,221	$85,035	$86,705	$107,206
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.88	%^	.90%	.90%	.91%	.90%	.90	%+
Expenses, before waivers/reimbursements(d)	1.08	%^	1.09%	1.02%	1.02%	1.02%	1.02	%+
Net investment income(a)	2.90	%^	3.04%	2.93%	3.29%	3.48%	3.11	%+
Portfolio turnover rate	10%	19%	17%	14%	10%	22%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	135

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class B
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.45	$ 10.12	$ 10.71	$ 10.35	$ 10.35	$ 10.17

Income From Investment Operations
Net investment income(a)(b)	.11	.24	.24	.28	.28	.25
Net realized and unrealized gain (loss) on investment transactions	.09	.35	(.54)	.37	.01	†	.19

Net increase (decrease) in net asset value from operations	.20	.59	(.30)	.65	.29	.44

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.26)	(.25)	(.29)	(.29)	(.26)
Distributions from net realized gain on investment transactions	(.06)	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.26)	(.29)	(.29)	(.29)	(.26)

Net asset value, end of period	$ 10.47	$ 10.45	$ 10.12	$ 10.71	$ 10.35	$ 10.35

Total Return
Total investment return based on net asset value(c)	1.95%	5.86%	(2.92)%	6.33%	2.96%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49	$91	$128	$196	$440	$676
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.60%	1.61%	1.60%	1.60	%+
Expenses, before waivers/reimbursements(d)	1.83	%^	1.81%	1.73%	1.94%	1.90%	1.76	%+
Net investment income(a)	2.18	%^	2.34%	2.23%	2.62%	2.77%	2.45	%+
Portfolio turnover rate	10%	19%	17%	14%	10%	22%

See footnote summary on pages 150-151.

136	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.47	$ 10.14	$ 10.73	$ 10.36	$ 10.36	$ 10.18

Income From Investment Operations
Net investment income(a)(b)	.11	.24	.24	.27	.28	.24
Net realized and unrealized gain (loss) on investment transactions	.09	.35	(.54)	.39	.01	†	.20

Net increase (decrease) in net asset value from operations	.20	.59	(.30)	.66	.29	.44

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.26)	(.25)	(.29)	(.29)	(.26)
Distributions from net realized gain on investment transactions	(.06)	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.26)	(.29)	(.29)	(.29)	(.26)

Net asset value, end of period	$ 10.49	$ 10.47	$ 10.14	$ 10.73	$ 10.36	$ 10.36

Total Return
Total investment return based on net asset value(c)	1.95%	5.86%	(2.92)%	6.41%	2.95%	4.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,990	$16,126	$19,064	$22,445	$20,838	$22,240
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.60%	1.61%	1.60%	1.60	%+
Expenses, before waivers/reimbursements(d)	1.80	%^	1.79%	1.72%	1.72%	1.73%	1.72	%+
Net investment income(a)	2.18	%^	2.34%	2.23%	2.58%	2.79%	2.41	%+
Portfolio turnover rate	10%	19%	17%	14%	10%	22%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	137

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 9.76		$ 9.55	$ 10.22	$ 9.71	$ 9.82		$ 9.55

Income From Investment Operations
Net investment income(a)(b)	.17		.35	.33	.37	.39		.39
Net realized and unrealized gain (loss) on investment transactions	.05		.22	(.66)	.52	(.11)		.28

Net increase (decrease) in net asset value from operations	.22		.57	(.33)	.89	.28		.67

Less: Dividends
Dividends from net investment income	(.17)		(.36)	(.34)	(.38)	(.39)		(.40)

Net asset value, end of period	$ 9.81		$ 9.76	$ 9.55	$ 10.22	$ 9.71		$ 9.82

Total Return
Total investment return based on net asset value(c)	2.28%		6.04%	(3.30)%	9.29%	3.08%		7.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,205		$100,039	$113,048	$122,671	$118,468		$129,078
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.86	%^	.87%	.87%	.87%	.87%		.87	%+
Expenses, before waivers/reimbursements	1.00	%^	1.00%	.95%	.96%	.97%		.97	%+
Net investment income(a)	3.40	%^	3.62%	3.34%	3.70%	4.09%		4.08	%+
Portfolio turnover rate	2%		16%	30%	14%	0	%(f)	9%

See footnote summary on pages 150-151.

138	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class B
	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 9.76		$ 9.55	$ 10.22	$ 9.71	$ 9.82		$ 9.55

Income From Investment Operations
Net investment income(a)(b)	.13		.28	.26	.30	.32		.32
Net realized and unrealized gain (loss) on investment transactions	.06		.22	(.66)	.52	(.10)		.28

Net increase (decrease) in net asset value from operations	.19		.50	(.40)	.82	.22		.60

Less: Dividends
Dividends from net investment income	(.14)		(.29)	(.27)	(.31)	(.33)		(.33)

Net asset value, end of period	$ 9.81		$ 9.76	$ 9.55	$ 10.22	$ 9.71		$ 9.82

Total Return
Total investment return based on net asset value(c)	1.92%		5.32%	(3.97)%	8.53%	2.37%		6.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$390		$466	$978	$1,997	$2,982		$4,878
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%	1.57%		1.57	%+
Expenses, before waivers/reimbursements	1.73	%^	1.71%	1.65%	1.68%	1.68%		1.68	%+
Net investment income(a)	2.69	%^	2.94%	2.62%	3.02%	3.39%		3.37	%+
Portfolio turnover rate	2%		16%	30%	14%	0	%(f)	9%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	139

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 9.77		$ 9.55	$ 10.23	$ 9.72	$ 9.82		$ 9.56

Income From Investment Operations
Net investment income(a)(b)	.13		.28	.26	.30	.32		.32
Net realized and unrealized gain (loss) on investment transactions	.06		.23	(.67)	.52	(.09)		.27

Net increase (decrease) in net asset value from operations	.19		.51	(.41)	.82	.23		.59

Less: Dividends
Dividends from net investment income	(.14)		(.29)	(.27)	(.31)	(.33)		(.33)

Net asset value, end of period	$ 9.82		$ 9.77	$ 9.55	$ 10.23	$ 9.72		$ 9.82

Total Return
Total investment return based on net asset value(c)	1.91%		5.41%	(4.07)%	8.52%	2.47%		6.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,870		$29,694	$32,846	$37,604	$34,224		$38,765
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%	1.57%		1.57	%+
Expenses, before waivers/reimbursements	1.72	%^	1.70%	1.65%	1.66%	1.67%		1.67	%+
Net investment income(a)	2.69	%^	2.91%	2.64%	2.99%	3.39%		3.38	%+
Portfolio turnover rate	2%		16%	30%	14%	0	%(f)	9%

See footnote summary on pages 150-151.

140	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.93	$ 9.80	$ 10.58	$ 10.21	$ 10.22	$ 10.12

Income From Investment Operations
Net investment income(a)(b)	.15	.34	.34	.37	.37	.37
Net realized and unrealized gain (loss) on investment transactions	.09	.14	(.72)	.38	(.01)	.11

Net increase (decrease) in net asset value from operations	.24	.48	(.38)	.75	.36	.48

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.35)	(.35)	(.38)	(.37)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.35)	(.40)	(.38)	(.37)	(.38)

Net asset value, end of period	$ 10.01	$ 9.93	$ 9.80	$ 10.58	$ 10.21	$ 10.22

Total Return
Total investment return based on net asset value(c)	2.44%	5.04%	(3.77)%	7.47%	3.71%	4.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,272	$87,685	$103,466	$120,573	$106,356	$120,702
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.83	%^	.85%	.86%	.86%	.85%	.85	%+
Expenses, before waivers/reimbursements(d)	1.02	%^	1.02%	.96%	.97%	.96%	.99	%+
Net investment income(a)	3.11	%^	3.50%	3.27%	3.55%	3.65%	3.72	%+
Portfolio turnover rate	14%	17%	26%	27%	8%	3%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	141

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class B
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.92	$ 9.79	$ 10.57	$ 10.20	$ 10.21	$ 10.11

Income From Investment Operations
Net investment income(a)(b)	.12	.28	.26	.30	.29	.30
Net realized and unrealized gain (loss) on investment transactions	.09	.14	(.71)	.38	.01	†	.11

Net increase (decrease) in net asset value from operations	.21	.42	(.45)	.68	.30	.41

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.29)	(.28)	(.31)	(.31)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.29)	(.33)	(.31)	(.31)	(.31)

Net asset value, end of period	$ 10.00	$ 9.92	$ 9.79	$ 10.57	$ 10.20	$ 10.21

Total Return
Total investment return based on net asset value(c)	2.08%	4.32%	(4.43)%	6.74%	3.00%	4.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$163	$209	$810	$1,833	$3,082	$4,991
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.55	%^	1.55%	1.56%	1.55%	1.55%	1.55	%+
Expenses, before waivers/reimbursements(d)	1.75	%^	1.72%	1.66%	1.70%	1.68%	1.71	%+
Net investment income(a)	2.39	%^	2.85%	2.57%	2.90%	2.94%	3.03	%+
Portfolio turnover rate	14%	17%	26%	27%	8%	3%

See footnote summary on pages 150-151.

142	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class C
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.92	$ 9.80	$ 10.58	$ 10.20	$ 10.21	$ 10.12

Income From Investment Operations
Net investment income(a)(b)	.12	.27	.27	.30	.30	.30
Net realized and unrealized gain (loss) on investment transactions	.09	.14	(.73)	.39	.00	(e)†	.10

Net increase (decrease) in net asset value from operations	.21	.41	(.46)	.69	.30	.40

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.29)	(.27)	(.31)	(.31)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.29)	(.32)	(.31)	(.31)	(.31)

Net asset value, end of period	$ 10.00	$ 9.92	$ 9.80	$ 10.58	$ 10.20	$ 10.21

Total Return
Total investment return based on net asset value(c)	2.08%	4.21%	(4.44)%	6.83%	2.99%	4.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,700	$31,409	$37,947	$43,943	$41,520	$44,272
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.55	%^	1.55%	1.56%	1.56%	1.55%	1.55	%+
Expenses, before waivers/reimbursements(d)	1.74	%^	1.72%	1.66%	1.67%	1.66%	1.69	%+
Net investment income(a)	2.39	%^	2.81%	2.58%	2.86%	2.96%	3.02	%+
Portfolio turnover rate	14%	17%	26%	27%	8%	3%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	143

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.43		$ 10.11	$ 10.95	$ 10.43	$ 10.55	$ 10.28

Income From Investment Operations
Net investment income(a)(b)	.16		.34	.34	.37	.40	.40
Net realized and unrealized gain (loss) on investment transactions	.13		.35	(.75)	.53	(.03)	.27

Net increase (decrease) in net asset value from operations	.29		.69	(.41)	.90	.37	.67

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.34)	(.34)	(.37)	(.40)	(.40)
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.09)	(.01)	(.09)	– 0	–

Total dividends and distributions	(.16)		(.37)	(.43)	(.38)	(.49)	(.40)

Net asset value, end of period	$ 10.56		$ 10.43	$ 10.11	$ 10.95	$ 10.43	$ 10.55

Total Return
Total investment return based on net asset value(c)	2.82%		6.93%	(3.82)%	8.74%	3.75%	6.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,258		$82,402	$88,199	$105,045	$101,432	$104,928
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.89	%^	.90%	.92%	.95%	.95%	.95	%+
Expenses, before waivers/reimbursements	1.04	%^	1.07%	1.01%	.99%	1.00%	1.01	%+
Net investment income(a)	3.09	%^	3.29%	3.23%	3.44%	3.90%	3.88	%+
Portfolio turnover rate	2%		25%	17%	20%	6%	17%

See footnote summary on pages 150-151.

144	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class B
	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.43		$ 10.11	$ 10.95	$ 10.43	$ 10.55	$ 10.28

Income From Investment Operations
Net investment income(a)(b)	.13		.27	.27	.29	.32	.33
Net realized and unrealized gain (loss) on investment transactions	.12		.34	(.75)	.53	(.02)	.27

Net increase (decrease) in net asset value from operations	.25		.61	(.48)	.82	.30	.60

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.26)	(.27)	(.29)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.09)	(.01)	(.09)	– 0	–

Total dividends and distributions	(.12)		(.29)	(.36)	(.30)	(.42)	(.33)

Net asset value, end of period	$ 10.56		$ 10.43	$ 10.11	$ 10.95	$ 10.43	$ 10.55

Total Return
Total investment return based on net asset value(c)	2.45%		6.19%	(4.49)%	7.99%	3.03%	5.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$183		$340	$901	$1,699	$3,164	$4,642
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%^	1.60%	1.62%	1.65%	1.65%	1.65	%+
Expenses, before waivers/reimbursements	1.79	%^	1.78%	1.72%	1.71%	1.72%	1.73	%+
Net investment income(a)	2.38	%^	2.62%	2.51%	2.77%	3.19%	3.18	%+
Portfolio turnover rate	2%		25%	17%	20%	6%	17%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.43		$ 10.11	$ 10.95	$ 10.44	$ 10.55	$ 10.28

Income From Investment Operations
Net investment income(a)(b)	.12		.26	.27	.29	.32	.33
Net realized and unrealized gain (loss) on investment transactions	.13		.35	(.75)	.52	(.01)	.27

Net increase (decrease) in net asset value from operations	.25		.61	(.48)	.81	.31	.60

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.26)	(.27)	(.29)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.09)	(.01)	(.09)	– 0	–

Total dividends and distributions	(.12)		(.29)	(.36)	(.30)	(.42)	(.33)

Net asset value, end of period	$ 10.56		$ 10.43	$ 10.11	$ 10.95	$ 10.44	$ 10.55

Total Return
Total investment return based on net asset value(c)	2.45%		6.19%	(4.49)%	7.88%	3.13%	5.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,024		$22,057	$23,789	$28,555	$25,694	$28,671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%^	1.60%	1.62%	1.65%	1.65%	1.65	%+
Expenses, before waivers/reimbursements	1.76	%^	1.77%	1.71%	1.69%	1.71%	1.71	%+
Net investment income(a)	2.37	%^	2.59%	2.53%	2.74%	3.19%	3.17	%+
Portfolio turnover rate	2%		25%	17%	20%	6%	17%

See footnote summary on pages 150-151.

146	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class A
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.13	$ 10.70	$ 11.61	$ 11.12	$ 11.07	$ 10.84

Income From Investment Operations
Net investment income(a)(b)	.17	.36	.34	.37	.41	.39
Net realized and unrealized gain (loss) on investment transactions	.13	.44	(.81)	.56	.09	.24

Net increase (decrease) in net asset value from operations	.30	.80	(.47)	.93	.50	.63

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.37)	(.35)	(.38)	(.43)	(.40)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.09)	(.06)	(.02)	– 0	–

Total dividends and distributions	(.18)	(.37)	(.44)	(.44)	(.45)	(.40)

Net asset value, end of period	$ 11.25	$ 11.13	$ 10.70	$ 11.61	$ 11.12	$ 11.07

Total Return
Total investment return based on net asset value(c)	2.69%	7.60%	(4.21)%	8.55%	4.72%	6.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,384	$173,381	$186,429	$228,317	$189,326	$204,517
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%^	.80%	.77%	.72%	.72%	.72	%+
Expenses, before waivers/reimbursements	.90	%^	.92%	.88%	.89%	.91%	.92	%+
Net investment income(a)	3.06	%^	3.29%	2.98%	3.28%	3.84%	3.64	%+
Portfolio turnover rate	5%	8%	16%	23%	24%	8%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	147

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class B
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.11	$ 10.68	$ 11.59	$ 11.10	$ 11.05	$ 10.82

Income From Investment Operations
Net investment income(a)(b)	.13	.29	.26	.29	.34	.32
Net realized and unrealized gain (loss) on investment transactions	.13	.43	(.81)	.56	.08	.24

Net increase (decrease) in net asset value from operations	.26	.72	(.55)	.85	.42	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.29)	(.27)	(.30)	(.35)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.09)	(.06)	(.02)	– 0	–

Total dividends and distributions	(.14)	(.29)	(.36)	(.36)	(.37)	(.33)

Net asset value, end of period	$ 11.23	$ 11.11	$ 10.68	$ 11.59	$ 11.10	$ 11.05

Total Return
Total investment return based on net asset value(c)	2.33%	6.87%	(4.88)%	7.83%	4.01%	5.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$348	$668	$1,267	$2,083	$3,132	$4,752
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.51	%^	1.50%	1.47%	1.42%	1.42%	1.42	%+
Expenses, before waivers/reimbursements	1.63	%^	1.62%	1.59%	1.61%	1.63%	1.64	%+
Net investment income(a)	2.35	%^	2.63%	2.28%	2.62%	3.15%	2.96	%+
Portfolio turnover rate	5%	8%	16%	23%	24%	8%

See footnote summary on pages 150-151.

148	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class C
Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.10	$ 10.67	$ 11.59	$ 11.09	$ 11.04	$ 10.81

Income From Investment Operations
Net investment income(a)(b)	.13	.28	.26	.29	.34	.32
Net realized and unrealized gain (loss) on investment transactions	.13	.44	(.82)	.57	.08	.24

Net increase (decrease) in net asset value from operations	.26	.72	(.56)	.86	.42	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.29)	(.27)	(.30)	(.35)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.09)	(.06)	(.02)	– 0	–

Total dividends and distributions	(.14)	(.29)	(.36)	(.36)	(.37)	(.33)

Net asset value, end of period	$ 11.22	$ 11.10	$ 10.67	$ 11.59	$ 11.09	$ 11.04

Total Return
Total investment return based on net asset value(c)	2.33%	6.88%	(4.97)%	7.91%	4.01%	5.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,562	$55,038	$59,194	$73,102	$61,044	$59,844
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%^	1.50%	1.47%	1.42%	1.42%	1.42	%+
Expenses, before waivers/reimbursements	1.62	%^	1.62%	1.59%	1.59%	1.61%	1.62	%+
Net investment income(a)	2.35	%^	2.60%	2.29%	2.59%	3.14%	2.95	%+
Portfolio turnover rate	5%	8%	16%	23%	24%	8%

See footnote summary on pages 150-151.

AB MUNICIPAL INCOME FUND II •	149

Financial Highlights

(a)	Net of fees waived and expenses reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
AB Arizona Portfolio
Class A
Net of waivers	.78	%^	.78%	.78%	.78%	.78%	.78	%+
Before waivers	.98	%^	.98%	.92%	.94%	.95%	.94	%+

Class B
Net of waivers	1.50	%^	1.48%	1.48%	1.48%	1.48%	1.48	%+
Before waivers	1.70	%^	1.68%	1.63%	1.66%	1.67%	1.65	%+

Class C
Net of waivers	1.50	%^	1.48%	1.48%	1.48%	1.48%	1.48	%+
Before waivers	1.70	%^	1.68%	1.63%	1.64%	1.66%	1.64	%+

AB Michigan Portfolio
Class A
Net of waivers	.89	%^	.90%	.94%	1.01%	1.01%	1.01	%+
Before waivers	1.24	%^	1.21%	1.05%	1.05%	1.09%	1.06	%+

Class B
Net of waivers	1.60	%^	1.60%	1.65%	1.71%	1.71%	1.71	%+
Before waivers	1.97	%^	1.93%	1.76%	1.78%	1.80%	1.78	%+

Class C
Net of waivers	1.60	%^	1.60%	1.64%	1.71%	1.71%	1.71	%+
Before waivers	1.96	%^	1.92%	1.76%	1.76%	1.79%	1.76	%+

AB Minnesota Portfolio
Class A
Net of waivers	.88	%^	.90%	.90%	.90%	.90%	.90	%+
Before waivers	1.08	%^	1.09%	1.02%	1.02%	1.02%	1.02	%+

Class B
Net of waivers	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60	%+
Before waivers	1.83	%^	1.81%	1.73%	1.94%	1.90%	1.76	%+

Class C
Net of waivers	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60	%+
Before waivers	1.80	%^	1.79%	1.72%	1.72%	1.73%	1.72	%+

See notes to financial statements.

150	• AB MUNICIPAL INCOME FUND II

Financial Highlights

	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
AB Ohio Portfolio
Class A
Net of waivers	.83	%^	.85%	.85%	.85%	.85%	.85	%+
Before waivers	1.02	%^	1.01%	.96%	.96%	.96%	.99	%+

Class B
Net of waivers	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55	%+
Before waivers	1.75	%^	1.72%	1.66%	1.69%	1.68%	1.71	%+

Class C
Net of waivers	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55	%+
Before waivers	1.74	%^	1.72%	1.66%	1.66%	1.66%	1.69	%+

(e)	Amount is less than $.005.

(f)	Amount is less than .005%.

+	The ratio includes expenses attributable to costs of proxy solicitation.

^	Annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	151

Financial Highlights

BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

(Guy) Robert B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks(2), Vice President

Fred S. Cohen(2), Vice President

Wayne D. Godlin(2) , Vice President

Terrance T. Hults(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III, Wayne D. Godlin and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

152	• AB MUNICIPAL INCOME FUND II

Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AB Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) at a meeting held on November 3-6, 2014:

•	Arizona Portfolio

•	Massachusetts Portfolio

•	Michigan Portfolio

•	Minnesota Portfolio

•	New Jersey Portfolio

•	Ohio Portfolio

•	Pennsylvania Portfolio

•	Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Portfolio, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Portfolio, in which the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The trustees also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage each

AB MUNICIPAL INCOME FUND II •	153

Portfolio, and the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement provides that each Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the trustees. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from such Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2012 and 2013 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Portfolios, including those relating to its subsidiaries that provide transfer agency and distribution services to the Portfolios. The trustees recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The trustees were satisfied

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that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable.

Fall-Out Benefits

The trustees considered the other benefits to the Adviser and its affiliates from their relationships with the Portfolios, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The trustees recognized that the Adviser’s profitability would be lower without these benefits. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the November 2014 meeting, the trustees reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”) and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared with the Barclays Municipal Bond Index (the “Index”) for the 1-, 3-, 5- and 10-year periods ended July 31, 2014 and (in the case of the Index) the period since inception.

Arizona Portfolio

The trustees noted that the Portfolio (June 1994 inception) was in the 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 3-year period, in the 3rd quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 1st quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods reviewed. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

Massachusetts Portfolio

The trustees noted that the Portfolio (March 1994 inception) was in the 4th quintile of the Performance Group and the Performance Universe for the 1- and 3-year periods, in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 5-year period, and in the 2nd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance, the

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trustees retained confidence in the Adviser’s ability to manage the Portfolio’s assets.

Michigan Portfolio

The trustees noted that the Portfolio (February 1994 inception) was in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 1-year period, and in the 5th quintile of the Performance Group and the Performance Universe for the 3-, 5- and 10-year periods. The Portfolio lagged the Index in all periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees retained confidence in the Adviser’s ability to manage the Portfolio’s assets.

Minnesota Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and the Performance Universe for all periods. The Portfolio lagged the Index in all periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees retained confidence in the Adviser’s ability to manage the Portfolio’s assets.

New Jersey Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 1- and 3-year periods, and in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 5- and 10-year periods. The Portfolio lagged the Index in all periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s recent performance, the trustees concluded that the Portfolio’s performance was acceptable.

Ohio Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and the Performance Universe for the 1-, 3- and 5-year periods, and in the 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees retained confidence in the Adviser’s ability to manage the Portfolio’s assets.

Pennsylvania Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 1-year period, in the 5th quintile of the Performance Group and the Performance Universe for the 3-year period, in the 3rd quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 4th quintile of the Performance Group and the Performance Universe for the 10-

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year period. The Portfolio lagged the Index in all periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s recent performance, the trustees concluded that the Portfolio’s performance was acceptable.

Virginia Portfolio

The trustees noted that the Portfolio (April 1994 inception) was in the 1st quintile of the Performance Group and the Performance Universe for the 1- and 10-year periods, and in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the 3- and 5-year periods. The Portfolio was essentially even with the Index in the period since inception and lagged it in all other periods. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as such Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the trustees that there were no institutional products managed by it that have a substantially similar investment style. The trustees reviewed relevant advisory fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which invest in fixed income municipal securities.

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolios, the trustees considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The Class A expense ratio of each Portfolio was based on the Portfolio’s

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latest fiscal year, and except in the case of the Virginia Portfolio, reflected fee waivers and/or expense reimbursements as a result of undertakings by the Adviser. The trustees noted that it was likely that the expense ratios of some of the other funds in each Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The trustees view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to each Portfolio by others.

Arizona Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2.7 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Massachusetts Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 1.5 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees also noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was the same as the Expense Group median and lower than the Expense Universe median. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Michigan Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 5 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was close to the Expense Group median. The trustees noted that the Portfolio’s expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and Expense Universe medians. After discussing with the Adviser the reasons for the Portfolio’s expense ratio, the trustees concluded that the Portfolio’s expense ratio was acceptable.

Minnesota Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4.4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group

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and the Expense Universe medians. After discussing with the Adviser the reasons for the Portfolio’s expense ratio, the trustees concluded that the Portfolio’s expense ratio was acceptable.

New Jersey Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2.9 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. After discussing with the Adviser the reasons for the Portfolio’s expense ratio, the trustees concluded that the Portfolio’s expense ratio was acceptable.

Ohio Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2.9 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. After discussing with the Adviser the reasons for the Portfolio’s expense ratio, the trustees concluded that the Portfolio’s expense ratio was acceptable.

Pennsylvania Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 5.5 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was close to the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. After discussing with the Adviser the reasons for the Portfolio’s expense ratio, the trustees concluded that the Portfolio’s expense ratio was acceptable.

Virginia Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 1.6 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was close to the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser (although the expense ratio was currently lower than the cap), was lower than

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the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The trustees took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The trustees also had requested and received from the Adviser certain updates on economies of scale at the May 2014 meetings. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio’s shareholders would benefit from a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Municipal Income Fund II (the “Trust”) in respect of the following Portfolios (the “Portfolios”):2

AB Arizona Portfolio

AB Massachusetts Portfolio

AB Michigan Portfolio

AB Minnesota Portfolio

AB New Jersey Portfolio

AB Ohio Portfolio

AB Pennsylvania Portfolio

AB Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of this summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

1	The information in the fee evaluation was completed on October 23, 2014 and discussed with the Board of Trustees on November 4-6, 2014.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolios.

AB MUNICIPAL INCOME FUND II •	161

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S.Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

INVESTMENT ADVISORY FEES, NET ASSETS, EXPENSE CAPS & RATIOS

The Adviser proposed that each Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Schedule[5]	Portfolio
Low Risk Income	0.45% on 1st $2.5 billion 0.40% on next $2.5 billion 0.35% on the balance	AB Arizona Portfolio AB Massachusetts Portfolio AB Michigan Portfolio AB Minnesota Portfolio AB New Jersey Portfolio AB Ohio Portfolio AB Pennsylvania Portfolio AB Virginia Portfolio

3	Jones v. Harris at 1427.

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

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The Portfolios’ net assets on September 30, 2014 are set forth below:

Portfolio	September 30, 2014 Net Assets ($MM)
AB Arizona Portfolio	$133.9
AB Massachusetts Portfolio	$248.7
AB Michigan Portfolio	$58.3
AB Minnesota Portfolio	$85.7
AB New Jersey Portfolio	$129.6
AB Ohio Portfolio	$119.0
AB Pennsylvania Portfolio	$104.7
AB Virginia Portfolio	$228.9

The Portfolios’ Investment Advisory Agreements provide for the Adviser to be reimbursed for certain clerical, legal, accounting, administrative and other services provided to each Portfolio. Indicated below are the reimbursement amounts, which the Adviser received from the Portfolios during their most recently completed fiscal year, expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
AB Arizona Portfolio	$46,822	0.027%
AB Massachusetts Portfolio	$46,056	0.015%
AB Michigan Portfolio	$47,179	0.050%
AB Minnesota Portfolio	$46,275	0.044%
AB New Jersey Portfolio	$46,463	0.029%
AB Ohio Portfolio	$47,028	0.029%
AB Pennsylvania Portfolio	$70,589	0.055%
AB Virginia Portfolio	$46,985	0.016%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratio to the amounts set forth below for each Portfolio’s current fiscal year. The waiver is terminable by the Adviser upon at least 60 days’ notice prior to Portfolios’ prospectus update. In addition, set forth below are the gross expense ratios of the Portfolios for the most recent semi-annual period: 6

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio[7]		Fiscal Year End
AB Arizona Portfolio[8]	Class A Class B Class C	0.78 1.48 1.48	% % %	0.98 1.69 1.68	% % %	September 30 (ratios as of Mar. 31, 2014)

6	Semi-annual total expense ratios are unaudited.

7	Annualized.

8	The Fund’s expense ratios exclude interest expense of less than 0.01% for Class A and Class B shares and 0.01% for Class C shares.

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Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio[7]		Fiscal Year End
AB Massachusetts Portfolio	Class A Class B Class C	0.82 1.52 1.52	% % %	0.91 1.61 1.61	% % %	September 30 (ratios as of Mar. 31, 2014)

AB Michigan Portfolio[9]	Class A Class B Class C	0.90 1.60 1.60	% % %	1.20 1.92 1.91	% % %	September 30 (ratios as of Mar. 31, 2014)

AB Minnesota Portfolio[10]	Class A Class B Class C	0.90 1.60 1.60	% % %	1.08 1.80 1.78	% % %	September 30 (ratios as of Mar. 31, 2014)

AB New Jersey Portfolio	Class A Class B Class C	0.87 1.57 1.57	% % %	0.99 1.70 1.69	% % %	September 30 (ratios as of Mar. 31, 2014)

AB Ohio Portfolio[11]	Class A Class B Class C	0.85 1.55 1.55	% % %	1.00 1.71 1.71	% % %	September 30 (ratios as of Mar. 31, 2014)

AB Pennsylvania Portfolio	Class A Class B Class C	0.90 1.60 1.60	% % %	1.08 1.80 1.78	% % %	September 30 (ratios as of Mar. 31, 2014)

AB Virginia Portfolio	Class A Class B Class C	0.80 1.50 1.50	% % %	0.92 1.62 1.62	% % %	September 30 (ratios as of Mar. 31, 2013)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is

9	The Fund’s expense ratios exclude interest expense of 0.01% for Class A and Class B shares and less than 0.01% for Class C shares.

10	The Fund’s expense ratios exclude interest expense of less than 0.01% for Class A and Class C shares and 0.01% for Class B shares.
11	The Fund’s expense ratios exclude interest expense of less than 0.01% for all share classes.

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reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.12 With respect to the Portfolios, the Adviser represented that there are no categories in the Form ADV for institutional products that have a substantially similar investment styles as the Portfolios. The Adviser does manage separately managed accounts that invest principally in municipal securities, but those mandates have a substantially lower risk profile (credit and interest rate risk) than that of the Portfolios.

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

12	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

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II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services offered by other investment advisers.13 Lipper’s analysis included the comparison of each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Lipper Expense Group (“EG”)14 and the Portfolio’s contractual management fee ranking.15

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[16]	Lipper Exp. Group Median (%)	Rank
AB Arizona Portfolio[17]	0.450	0.500	3/12
AB Massachusetts Portfolio[17]	0.450	0.506	2/8
AB Michigan Portfolio[17]	0.450	0.506	2/12
AB Minnesota Portfolio[17]	0.450	0.535	2/7
AB New Jersey Portfolio[17]	0.450	0.508	2/8
AB Ohio Portfolio[17]	0.450	0.519	2/7
AB Pennsylvania Portfolio[17]	0.450	0.497	2/10
AB Virginia Portfolio[17]	0.450	0.459	2/5

13	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

14	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

15	The contractual management fee is calculated by Lipper using each Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of each Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.
16	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

17	One of the Portfolio’s EG peer is excluded from the contractual management fee comparison because Lipper is unable to calculate the peer’s contractual management fee of the peer’s breakpoint gross income component.

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Lipper also compared the Portfolios’ total expense ratios to the medians of the Portfolios’ EGs and the Lipper Expense Universes (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Portfolio.18

Set forth below is a comparison of the Portfolios’ total expense ratios and the medians of the Portfolios’ EGs and EUs. The Portfolios’ total expense ratio rankings are also shown.

Portfolio	Expense Ratio (%)[19]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
AB Arizona Portfolio	0.780	0.800	5/13	0.802	31/85
AB Massachusetts Portfolio	0.821	0.821	5/9	0.831	6/13
AB Michigan Portfolio	0.939	0.813	12/13	0.802	69/85
AB Minnesota Portfolio	0.904	0.838	8/8	0.848	10/12
AB New Jersey Portfolio	0.873	0.818	9/9	0.818	11/13
AB Ohio Portfolio	0.850	0.803	6/8	0.805	7/11
AB Pennsylvania Portfolio	0.919	0.790	10/11	0.790	13/17
AB Virginia Portfolio	0.773	0.783	3/6	0.783	4/8

Based on this analysis, the Portfolios have a more favorable ranking on a contractual management fee basis than on a total expense ratio basis. Except for AB Arizona Portfolio and AB Virginia Portfolio, which have lower expense ratios than their respective EG medians and AB Massachusetts Portfolio, which has an expense ratio equal to its EG median, the Portfolios’ have higher expense ratios than their respective EG medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

18	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

19	Most recently completed fiscal year Class A share total expense ratio.

AB MUNICIPAL INCOME FUND II •	167

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios’ profitability information, prepared by the Adviser for the Board of Trustees, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolios increased, except for AB Michigan Portfolio, AB Minnesota Portfolio and AB Pennsylvania Portfolio during calendar year 2013, relative to 2012.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
AB Arizona Portfolio		$110
AB Massachusetts Portfolio		$138
AB Michigan Portfolio	$	– 0	–
AB Minnesota Portfolio		$161
AB New Jersey Portfolio	$	– 0	–
AB Ohio Portfolio		$260
AB Pennsylvania Portfolio		$78
AB Virginia Portfolio		$588

168	• AB MUNICIPAL INCOME FUND II

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
AB Arizona Portfolio	$767,213	$4,015
AB Massachusetts Portfolio	$1,438,151	$39,432
AB Michigan Portfolio	$475,875	$3,085
AB Minnesota Portfolio	$472,871	$10,254
AB New Jersey Portfolio	$750,511	$2,595
AB Ohio Portfolio	$805,895	$4,420
AB Pennsylvania Portfolio	$588,488	$14,065
AB Virginia Portfolio	$1,394,519	$41,389

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following net fees from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	ABIS Fee
AB Arizona Portfolio	$19,354
AB Massachusetts Portfolio	$39,786
AB Michigan Portfolio	$25,188
AB Minnesota Portfolio	$20,189
AB New Jersey Portfolio	$28,668
AB Ohio Portfolio	$26,748
AB Pennsylvania Portfolio	$27,544
AB Virginia Portfolio	$36,635

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Trustees information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM

AB MUNICIPAL INCOME FUND II •	169

has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Trustees an update of the Deli20 study on advisory fees and various fund characteristics.21 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $473 billion as of September 30, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

20	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

21	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

22	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

170	• AB MUNICIPAL INCOME FUND II

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings23 of the Portfolios relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)24 for the periods ended July 31, 2014.25

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
AB Arizona Portfolio[26]
1 year	5.58	5.58	6.15	7/13	57/85
3 year	4.38	4.61	4.38	8/13	43/85
5 year	4.84	4.84	4.82	7/13	39/83
10 year	4.38	4.21	4.11	1/11	14/78

AB Massachusetts Portfolio
1 year	5.84	6.61	6.61	7/9	10/13
3 year	4.49	4.62	4.63	7/9	10/13
5 year	4.82	4.91	4.94	7/9	11/13
10 year	4.49	4.12	4.20	3/9	3/12

AB Michigan Portfolio[27]
1 year	4.97	5.38	6.15	10/13	70/85
3 year	2.47	4.35	4.38	12/13	83/85
5 year	3.42	4.99	4.82	12/13	80/83
10 year	3.72	4.11	4.11	11/12	67/78

AB Minnesota Portfolio
1 year	6.22	7.29	6.76	7/8	10/12
3 year	4.19	4.92	4.73	8/8	12/12
5 year	4.35	5.19	5.15	8/8	12/12
10 year	4.22	4.54	4.39	6/7	9/11

AB New Jersey Portfolio
1 year	5.00	6.54	6.40	8/9	10/13
3 year	4.23	5.35	4.55	8/9	10/13
5 year	5.11	5.82	5.11	6/9	7/13
10 year	4.19	4.24	4.20	5/8	7/12

23	The performance returns and rankings of the Portfolios are for the Portfolios’ Class A shares. The performance returns of the Portfolios were provided by Lipper.

24	A Portfolio’s PG/PU may not necessarily be identical to its respective EG/EU, as the criteria for including/excluding a fund from a PG/PU is somewhat different from that of an EG/EU.

25	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio had a different investment classification/objective at a different point in time.

26	Prior to the third quarter of 2013, the Portfolio was classified by Lipper as an Arizona Municipal Debt Fund. From the third quarter of 2013 through the present, the Portfolio is classified by Lipper as an Other States Municipal Debt Fund.

27	Prior to the third quarter of 2013, the Portfolio was classified by Lipper as a Michigan Municipal Debt Fund. From the third quarter of 2013 through the present, the Fund is classified by Lipper as an Other States Municipal Debt Fund.

AB MUNICIPAL INCOME FUND II •	171

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
AB Ohio Portfolio
1 year	3.62	6.75	6.88	8/8	11/11
3 year	2.99	4.71	4.65	8/8	11/11
5 year	4.02	4.71	4.56	7/8	10/11
10 year	3.92	4.12	4.11	5/6	7/9

AB Pennsylvania Portfolio
1 year	6.09	6.95	6.72	9/11	11/17
3 year	4.14	4.84	4.84	10/11	15/17
5 year	5.19	5.19	5.19	6/11	8/17
10 year	4.11	4.23	4.32	7/10	12/16

AB Virginia Portfolio
1 year	6.68	5.68	5.68	1/6	1/8
3 year	4.26	4.22	4.11	3/6	3/8
5 year	5.05	4.81	4.56	3/6	3/8
10 year	4.55	4.07	4.07	1/5	1/7

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolios (in bold)28 versus their benchmarks.29 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.30

	Periods Ending July 31, 2014 Annualized Net Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
AB Arizona Portfolio	5.58	4.38	4.84	4.38	5.41	4.01	0.67	10
Barclays Capital Municipal Bond Index	7.27	5.06	5.50	4.85	5.69	4.37	0.72	10
Inception Date: June 1, 1994

AB Massachusetts Portfolio	5.84	4.49	4.82	4.49	5.61	4.05	0.69	10
Barclays Capital Municipal Bond Index	7.27	5.06	5.50	4.85	5.67	4.37	0.72	10
Inception Date: March 29, 1994

28	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

29	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2014.

30	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

172	• AB MUNICIPAL INCOME FUND II

	Periods Ending July 31, 2014 Annualized Net Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
AB Michigan Portfolio	4.97	2.47	3.42	3.72	5.13	3.79	0.55	10
Barclays Capital Municipal Bond Index	7.27	5.06	5.50	4.85	5.43	4.37	0.72	10
Inception Date: February 25, 1994

AB Minnesota Portfolio	6.23	4.19	4.35	4.22	4.84	3.74	0.68	10
Barclays Capital Municipal Bond Index	7.27	5.06	5.50	4.85	5.42	4.37	0.72	10
Inception Date: June 25, 1993

AB New Jersey Portfolio	5.00	4.23	5.11	4.19	4.64	4.21	0.60	10
Barclays Capital Municipal Bond Index	7.27	5.06	5.50	4.85	5.42	4.37	0.72	10
Inception Date: June 25, 1993

AB Ohio Portfolio	3.62	2.99	4.02	3.92	4.69	3.87	0.58	10
Barclays Capital Municipal Bond Index	7.27	5.06	5.50	4.85	5.42	4.37	0.72	10
Inception Date: June 25, 1993

AB Pennsylvania Portfolio	6.09	4.14	5.19	4.11	5.01	4.10	0.60	10
Barclays Capital Municipal Bond Index	7.27	5.06	5.50	4.85	5.42	4.37	0.72	10
Inception Date: June 25, 1993

AB Virginia Portfolio	6.68	4.26	5.05	4.55	5.62	4.29	0.67	10
Barclays Capital Municipal Bond Index	7.27	5.06	5.50	4.85	5.65	4.37	0.72	10
Inception Date: April 29, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for each Portfolio is reasonable and within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 18, 2014

AB MUNICIPAL INCOME FUND II •	173

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

FIXED INCOME (continued)

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

MULTI-ASSET (continued)

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

174	• AB MUNICIPAL INCOME FUND II

AB Family of Funds

NOTES

AB MUNICIPAL INCOME FUND II •	175

NOTES

176	• AB MUNICIPAL INCOME FUND II

NOTES

AB MUNICIPAL INCOME FUND II •	177

NOTES

178	• AB MUNICIPAL INCOME FUND II

NOTES

AB MUNICIPAL INCOME FUND II •	179

NOTES

180	• AB MUNICIPAL INCOME FUND II

AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-0315

ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 21, 2015